UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02064

PAX WORLD FUNDS SERIES TRUST I

(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

Pax World Management LLC

30 Penhallow Street, Suite 400, Portsmouth, NH 03801

Attn.: Joseph Keefe

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-767-1729

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders

December 31, 2011

ANNUAL
REPORT

The ESG Managers Asset Allocation Portfolios

ESG Managers® Aggressive Growth Portfolio

ESG Managers® Growth Portfolio

ESG Managers® Moderate Portfolio

ESG Managers® Conservative Portfolio

ESG MANAGERS® PORTFOLIOS

PAX
Pax World Management LLC

Pax World Management LLC is the investment adviser to ESG Managers® Portfolios

For More Information

General Fund Information

877.374.7678

Shareholder Account Information

888.374.8920

Account Inquiries

ESG Managers Portfolios

P.O. Box 9824

Providence, RI 02940-8024

Investment Adviser

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

Transfer and Dividend Disbursing Agent

BNY Mellon Asset Servicing

P.O. Box 9824

Providence, RI 02940-8024

Custodian

State Street Bank

and Trust Company

1 Lincoln Street

Boston, MA 02111

Letter to Shareholders

by Joseph Keefe, President & CEO

Dear fellow shareholders,

As 2012 begins, there is a palpable sense of relief in markets. 2011 was a very challenging year, to say the least. Pax World shareholders, like investors everywhere, saw their portfolios whipsawed by volatile markets that seemed to be constantly reacting—or overreacting—to world events.

Environmental disasters such as the tsunami and nuclear meltdown in Japan and mass flooding in Thailand, coupled with man-made disasters such as the debt ceiling debacle in our nation’s capital and the European sovereign debt crisis, roiled markets throughout the year. In addition, the general failure of policy makers—in Washington and abroad—to confront the economic crisis not only exacerbated already volatile markets but contributed to a more general loss of public confidence in societal institutions. From Wall Street to Capitol Hill, from Cairo to Damascus, a rising tide of protest has swept the globe as people demand, in one form or another, that political and economic elites cede power and privilege and be more responsive to the aspirations of the vast majority of citizens. Time Magazine named “The Protestor” its 2011 Person of the Year.

Certainly, there is much to fuel protest. We are now almost four years into an economic downturn the most debilitating aspects of which—high unemployment, depressed housing prices, mortgage foreclosures—stubbornly persist. At the same time, growing inequality has become a defining feature of our age, and whether it is Occupy Wall Street protestors or the Arab Spring, there is a deep sense of injustice unfolding across the globe. There is also growing skepticism about whether market capitalism in its present form, dominated by ever larger financial institutions that are backed (and bailed out) by the state, is delivering the goods to the vast majority of citizens. As the song said, something’s happening here.

Moreover, as the economy struggled, 2011 saw global population grow to seven billion people, a level which leading environmentalists have warned threatens the carrying capacity and sustainable yield thresholds of planet earth. Rising temperatures, emerging food and water shortages, disappearing rainforests and related ecological and global health crises call for a fundamental rethinking of the way economies grow and organize themselves.

New York Times columnist Tom Friedman has cited the Australian ecologist and writer Paul Gilding in referring to this moment as The Great Disruption —”when both Mother Nature and Father Greed have hit the wall at once.” Or, as I put it in remarks to the Boston Economic Club a few years ago: The Financial Crisis and the Sustainability Crisis are “twin crises that. betray deep-seated, systemic problems that neither government nor markets, the public sector or the private sector, as they are presently constituted, seem designed to address. We need a new design.”

It seems absolutely clear that the answer cannot be going back to business-as-usual and hoping that the next economic bubble provides temporary relief. We can no longer countenance short-term solutions or temporary fixes. If 2011 underscored anything, it is the need to put short-term thinking aside and embrace a more sustainable, long-term vision of global economic health. That, in a nutshell, is the great challenge before us.

We must all do our part—as citizens, as consumers, as parents. But we can also do our part as investors. This is particularly true at a time when corporations—legal fictions that have now been accorded the status of “persons”—dominate the global economy and exert ever-greater control over policy makers via campaign contributions and lobbying clout. It is incumbent upon us, the shareowners of those corporations, to embrace our responsibilities and attempt to influence them, and ultimately influence markets, in the direction of sustainability. Sustainable investing is not the answer but it is certainly an answer to the challenges ahead, as at its core is the belief that corporate profits and the public interest must be in alignment rather than in conflict.

In 2011, despite enormous headwinds, Pax World worked hard across its Portfolios to mitigate risk and position our funds for growth by continuing to invest in companies that we believe are ahead of their peers in responding to the challenges of sustainability: embracing better environmental practices, aspiring to stronger corporate governance standards and respecting human dignity in the way they interact with workers, communities and society. We continued to engage companies and policy makers on a range of issues that included hydraulic fracturing, clean fuel standards, corporate disclosure of political contributions, gender diversity on corporate boards and human trafficking. Our portfolio management team continued to look for ways that Pax World shareholders might profit from economic recovery and harvest the investment returns associated with the transition to a more sustainable global economy. And we continued to focus on the long term.

As 2012 begins, we are confident that our focus on the long-term will help our funds mitigate risk and position themselves for sustainable growth. Just as importantly, we are hopeful that our efforts, combined with those of many others, can begin to persuade leaders in the business community, in government and across civil society, to heed the call for a more responsible, balanced, and sustainable approach to economic growth and societal and planetary health.

Peace.

Joseph F. Keefe

President and CEO

The ESG Managers® Portfolios use multiple managers (“Sleeve Subadvisers”) and direct investments in mutual funds to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow environmental, social and governance (ESG) criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. The chart below lists these strategies.

Sleeve Subadviser or Fund Manager	Strategy
Access Capital Strategies	Investment Grade Fixed Income*
Ariel Investments, LLC	Small/Mid Cap Value
ClearBridge Advisors, LLC	Large Cap Value
Community Capital Management, Inc.	Investment Grade Fixed Income*
Miller/Howard Investments, Inc.	Equity Income
Everence Capital Management	Investment Grade Fixed Income
Neuberger Berman Management, LLC	Large Cap Blend
Parnassus Investments	Equity Income
Parnassus Investments	Small Cap
Portfolio 21 Investments	World Stock
Pax World Management LLC	Multi-Cap Equity
Pax World Management LLC	Passive Large Cap Blend*
Pax World Management LLC	Global Green (Environmental Technologies)*
Pax World Management LLC	High Yield Bond*
Pax World Management LLC	Mixed Asset*
Pax World Management LLC	Real Return
Pax World Management LLC	International Equity*
Pax World Management LLC	Passive International Equity*
Schroder Investment Management, Ltd.	Emerging Markets Equity*

There can be no assurance that the performance of any Fund will be comparable to that of any model mutual fund or separate account strategy referred to above, or that the results achieved by a Sleeve Subadviser will correlate closely to that of the applicable model mutual fund or separate account strategy.

*	Some or all of the Sleeve Strategy represents direct investments in mutual fund shares (see Schedules of Investments).

December 31, 2011

Portfolio Commentary

The ESG Managers Portfolios are diversified, multi-strategy funds, consisting of underlying equity and fixed-income strategies, all of which incorporate Environmental, Social, and Governance (ESG) factors in their investment process. The underlying strategies consist of separate accounts, mutual funds, and exchange-traded funds (ETFs). Assets are allocated to the underlying strategies primarily on the basis of Morningstar Associates’ long-term strategic asset allocation targets. Allocations may diverge from long-term targets due to specific market conditions and active decisions made by underlying managers or Morningstar Associates, in its role as portfolio construction manager. Under normal circumstances, the Aggressive Growth Portfolio will consist primarily of underlying equity strategies; the Growth Portfolio will be invested 80% in equities and 20% in bonds or cash; the Moderate Portfolio will be invested 60% in equities and 40% in bonds or cash; and the Conservative Portfolio will be invested 35% in equities and 65% in bonds or cash.

As has often been the case during the past four years, global economic developments exerted a heavy influence on market behavior in 2011, resulting in a bumpy ride for investors. The year started off on a positive note with a few indications of economic growth, fiscal stimulus, and the continuation of the Federal Reserve’s second round of quantitative easing (QE II). Stocks began to languish in March after the earthquake and tsunami in Japan and the “Arab Spring” political upheaval. Japan’s natural disaster disrupted the global supply chain while the unrest in the Middle East and North Africa contributed to high oil prices. Emerging markets struggled on inflation concerns while European markets continued to suffer from the sovereign debt crisis.

As summer arrived, investor concern intensified with the end of the Fed’s QE II program, the worsening of the eurozone debt crisis and the drawn-out battle in Washington, D.C. over raising the country’s debt ceiling—all of which threatened to unravel an already tepid recovery. Indeed, U.S. economic data began pointing to slowing growth. Stock-market volatility rose dramatically in August as European politicians struggled to find a solution for Greece’s debt woes, worries increased

December 31, 2011

Portfolio Commentary, continued

that Spain and Italy would be the next countries consumed by the crisis, and Standard & Poor’s lowered the U.S. government’s credit rating. Amid the turmoil, the S&P 500 Index1 lost 14% for the third quarter while U.S. smaller-caps and international stocks as measured by the Russell 2000 Index2 and MSCI EAFE Index3 posted losses of around 20%. Bond investors sought the relatively safe haven of U.S. Treasuries. The Barclays Capital 10-Year U.S. Treasury Bellwethers Index4 gained 12% for the quarter, more than three times the rise of the broader Barclays Capital U.S. Aggregate Bond Index5.

The fourth quarter started off with an October rebound in equity markets, as early estimates of third-quarter US GDP growth came in at a surprisingly strong 2.5% (later revised downward to 1.8%) and European politicians did just enough to keep the euro from unraveling. Even though markets slowed after October, U.S. stocks posted double-digit gains for the quarter. International stocks made more modest gains as concerns about Europe weighed on markets.

A strong final quarter helped the S&P 500 finish 2011 with a modest 2.1% gain, but international markets remained deeply underwater. With the prospects of a recession weighing heavily on European economies, the MSCI EAFE Index of developed foreign stocks recorded a 12.1% loss for the year. The MSCI Emerging Markets Index6 was down 18.4%. Chinese equities lost ground as the government tightened monetary policy to fight inflation and cool its red-hot housing market. Brazil suffered from reduced demand from China, a major trading partner, and also worked to temper inflation. India struggled to pass reforms to encourage foreign business investment.

As has frequently been the case in recent years, investors reacted to stock-market volatility by fleeing to U.S. Treasuries. The Barclays Capital U.S. Aggregate Bond Index, which is dominated by government bonds, rose 7.8% as the yield on 10-year Treasuries fell from 3.3% at the beginning of the year to 1.9% by year’s end. Credit-sensitive bonds faltered in the third quarter but the Barclays Capital U.S. Corporate High Yield Bond Index7 still managed to gain 5% for 2011 as a whole.

Against that backdrop, the ESG Managers Portfolios trailed their basic blended benchmarks during 2011. While the Portfolios’ diversified strategic asset allocation is designed to outperform the benchmark over the long haul, diversification detracted from returns in 2011. Quite simply, an investor would have been better off in an all-S&P 500 Index equity portfolio in 2011 than one diversified into small caps and international developed- and emerging-market stocks. Likewise, a bond

December 31, 2011

Portfolio Commentary, continued

investor would have been better off in an all-U.S. Treasuries portfolio than one diversified into other investment-grade and high-yield securities. We do not expect diversification to be a hindrance over the long run, though. And in the shorter run, where few investment opportunities look truly attractive, we think that a diversified approach is the most prudent way to allocate assets.

It was also a difficult year for active managers as markets traded on macro-economic concerns, sending stocks up and down indiscriminately, regardless of their fundamental attractiveness. According to Birinyi Associates, Inc., the 50-day correlation of individual S&P 500 stocks to the overall index hit a 30-year record of 0.86 (1.0 would be perfect correlation) in October. According to Morningstar data, only 17 percent of large-cap U.S. equity funds beat the S&P 500 Index in 2011, the lowest percentage since 1997. Two of our ESG large-cap U.S. equity strategies did outperform the S&P 500 Index: Miller/Howard Equity Income and Parnassus Equity-Income.

Aggressive Growth Portfolio

For the period from January 1, 2011 through December 31, 2011, the ESG Managers Aggressive Growth Portfolio had a total return of -4.5%, while its Blended Benchmark8 had a total return of -2.9%.

The Portfolio’s strategic diversification detracted from performance relative to the Blended Benchmark. Its U.S. small-cap strategies, Ariel and Parnassus Small Cap, posted double-digit losses, trailing the S&P 500 Index, which represents the U.S. equity component of the Blended Benchmark. Both small-cap strategies also trailed the small-cap Russell 2000 Index. Our decision to overweight a dividend strategy, Miller/Howard Equity Income, paid off handsomely, as that strategy posted double-digit gains. Our decision to underweight international stocks for much of the year was also helpful in mitigating damage from two underlying international funds, Pax World International and Schroder Emerging Market Equity. Both funds posted losses substantially exceeding that of the MSCI EAFE Index, which represents the international equity component of the Blended Benchmark. It’s worth noting that Schroder Emerging Market Equity outperformed the MSCI Emerging Markets Index.

Growth Portfolio

For the period from January 1, 2011 through December 31, 2011, the ESG Managers Growth Portfolio had a total return of -2.2%, while its Blended Benchmark9 had a total return of -0.3%.

December 31, 2011

Portfolio Commentary, continued

Our decision to underweight equity for much of the year and, within our equity allocation, to underweight international equity and overweight the Miller/Howard dividend strategy all proved to be good calls. However, as was the case with the Aggressive Growth Portfolio, the Growth Portfolio’s strategic diversification hurt it relative to its Blended Benchmark. Its U.S. small-cap strategies, Ariel and Parnassus Small Cap, posted double-digit losses, trailing the S&P 500 Index, which represents the U.S. stock component of the Blended Benchmark. Both small-cap strategies also trailed the small-cap Russell 2000 Index. Two underlying international funds, Pax World International and Schroder Emerging Market Equity, posted losses substantially exceeding that of the MSCI EAFE Index, which represents the international stock component of the Blended Benchmark. Schroder Emerging Market Equity outperformed the MSCI Emerging Markets Index, however. The Portfolio’s bond managers generally trailed the Barclays Capital U.S. Aggregate Bond Index because they did not match the index’s exposure to U.S. Treasuries.

Moderate Portfolio

For the period from January 1, 2011 through December 31, 2011, the ESG Managers Moderate Portfolio had a total return of 1.0%, while its Blended Benchmark10 had a total return of 2.0%.

Our decision to underweight equity for much of the year and, within our equity allocation, to underweight international equity and overweight the Miller/Howard dividend strategy all proved to be good calls. However, as was the case with all the ESG Managers Portfolios this year, this Portfolio’s strategic diversification hurt it relative to its Blended Benchmark. Its U.S. small-cap strategies, Ariel and Parnassus Small Cap, posted double-digit losses, trailing the S&P 500 Index, which represents the U.S. stock component of the Blended Benchmark. Both small-cap strategies also trailed the small-cap Russell 2000 Index. Two underlying international funds, Pax World International and Schroder Emerging Market Equity, posted losses substantially exceeding that of the MSCI EAFE Index, which represents the international stock component of the Blended Benchmark. Schroder Emerging Market Equity outperformed the MSCI Emerging Markets Index, however. The Portfolio’s bond managers generally trailed the Barclays Capital U.S. Aggregate Bond Index because they did not match the index’s exposure to U.S. Treasuries, although the Community Capital and Everence intermediate bond strategies came very close.

December 31, 2011

Portfolio Commentary, continued

Conservative Portfolio

For the period from January 1, 2011 through December 31, 2011, the ESG Managers Conservative Portfolio had a total return of 2.5%, while its Blended Benchmark11 had a total return of 4.4%.

Our decision to underweight equity for much of the year and, within our equity allocation, to underweight international equity and overweight the Miller/Howard dividend strategy all proved to be good calls. However, as was the case with all the ESG Managers Portfolios this year, this Portfolio’s strategic diversification hurt it relative to its Blended Benchmark. Because this Portfolio is bond-heavy, the difficulty was primarily due to its bond managers’ inability to beat the Barclays Capital U.S. Aggregate Index in a year when U.S. Treasuries dominated all other bond sectors. Similar to the other Portfolios, U.S. small-cap strategies and international equity funds also lagged their respective components of the Blended Benchmark.

Outlook

We enter 2012 with some trepidation. Global economic growth is sluggish at best. Europe is headed for recession and is still struggling to solve the sovereign debt problem. The U.S. economy is showing some signs of independence but is not immune to the effects of recession in Europe and slowing growth in emerging markets. Equity valuations are attractive on an historical basis, but given economic and political conditions, we believe investors may have to endure more volatility before stocks trade on fundamentals again. In theory, this outlook would point to U.S. Treasuries but even a mild inflation rate of 2% combined with current yields to maturity implies a negative real return.

Our stance is to be modestly underweight equity. We remain underweight developed-markets equity, slightly underweight U.S. small cap, and correspondingly overweight U.S. large cap with a larger allocation to our dividend-oriented domestic managers. On the bond side, our diversified set of managers offers us several paths as we seek to achieve positive real returns.

For investors, however, we believe that now is the time to take some reassurance from a diversified portfolio. It may seem that few investment opportunities are very attractive right now, but when the tide turns—and it could do so sooner than anyone thinks—we believe it pays not to be sitting on the sidelines. The ESG Managers Portfolios are intended for long-term investors, providing broad diversification using active managers who believe that companies that incorporate

December 31, 2011

Portfolio Commentary, continued

forward-looking environmental, social, and governance practices into their businesses are going to be well positioned to deliver competitive long-term investment results.

[1]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.

[2]	The Russell 2000 Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[3]

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[4]

The Barclays Capital 10-Year U.S. Treasury Bellwethers Index is a universe of Treasury bonds, and used as a benchmark against the market for long-term maturity fixed-income securities. The index assumes reinvestment of all distributions and interest payments.

[5]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[6]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Performance for the MSCI Emerging Markets Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[7]

The Barclays Capital U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in Industrial, Utility, and Finance sectors with a minimum $150 million par amount outstanding and a maturity greater than 1 year. The index includes reinvestment of income.

[8]	The Blended Benchmark is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.

[9]	The Blended Benchmark is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays Capital U.S. Aggregate Bond Index.

[10]	The Blended Benchmark is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[11]	The Blended Benchmark is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.

Unlike the Portfolios, the S&P 500 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.

The portfolio commentary in this report provides insight in an effort to help you examine your fund. The views expressed therein are those of the portfolio construction advisors and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Pax World Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

Aggressive Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited)

Total Return—Historical

Returns—Period ended December 31, 2011

		Total Return 1 Year	Average Annual Returns
Share class			Since Inception[1]
Class A2 (PAGAX)	NAV[3]	-4.50%	2.49%
	POP	-9.68%	-0.37%
Institutional Class (PAGIX)		-4.12%	2.87%
Class C4 (PAGCX)	NAV[3]	-5.10%	1.79%
	CDSC	-6.05%
Blended Index5, [6], [7], [9]		-2.90%	3.76%
Lipper Multi-Cap Core Funds Index8, [9]		-2.81%	5.68%

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

Aggressive Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

[3]	NAV is Net Asset Value.

[4]

A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 66% S&P 500 Index and 44% MSCI EAFE (Net) Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]

The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[9]

Unlike the Aggressive Growth Portfolio, the Blended Index and the Lipper Multi-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Stocks	70.4%
Foreign Stocks	20.1%
Non-Affiliated Investment Companies & Exchange Traded Funds	4.9%
U.S. Bonds	2.3%
Cash & Cash Equivalents	1.9%
Foreign Bonds	0.4%
Total	100.0%

Aggressive Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	16.0%
Miller/Howard Equity-Income	15.9%
Parnassus Equity Income	14.9%
Neuberger Berman Socially Responsive	14.8%
Pax MSCI North America ESG Index ETF	7.7%
Pax World Multi-Cap Equity	1.1%
Small/Mid-Cap
Ariel Small/Mid Cap Value	3.1%
Parnassus Small Cap	2.9%
International/World
Pax World International Equity	5.6%
Pax World MSCI EAFE ESG Index ETF	2.0%
Portfolio 21 World Stock	4.0%
Schroder Emerging Markets Equity	4.7%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.4%

Total Equities	94.1%

FIXED INCOME
High Yield
Pax World High Yield Bond	1.5%

Total Fixed Income	1.5%

MIXED ASSET
Pax World Balanced	4.5%
Total Mixed Asset	4.5%

Other	-0.1%

Total	100.0%

Aggressive Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Top Ten Holdings
Company	Percent of Net Assets
Google, Inc., Class A	1.5%
Procter & Gamble Co., The	1.4%
Kinder Morgan Management LLC	1.2%
Target Corp.	1.1%
Charles Schwab Corp., The	1.1%
Danaher Corp.	1.0%
Abbott Laboratories	1.0%
Waste Management, Inc	1.0%
McCormick & Co., Inc	1.0%
CVS Caremark Corp.	0.9%

Total	11.2%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification
Sector	Percent of Market Value
Fixed Income	2.7%
Corporate Bonds: 2.1%, Agency/Gov’t Related Bonds: 0.2%, Municipal Bonds: 0.1%,
Mortgage Backed Bonds: 0.2%, Treasury Bonds: 0.1%
Consumer Discretionary	8.3%
Consumer Staples	8.6%
Energy	10.9%
Financials	11.6%
Health Care	12.3%
Industrials	11.3%
Information Technology	14.0%
Materials	4.1%
Telecommunication Services	3.6%
Utilities	5.8%
Non-Affiliated Investment Companies & Exchange Traded Funds	4.9%
Cash & Cash Equivalents	1.9%

Total	100.0%

May include companies representing multiple industries within a single “Sector”.

15

Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited)

Total Return—Historical

Returns—Period Ended December 31, 2011

			Total Return	Average Annual Returns
Share class			1 Year	Since Inception [1]
Class A2 (PGPAX)	NAV	[3]	-2.16%	3.67%
	POP		-7.47%	0.76%
Institutional Class (PMIIX)			-2.01%	3.81%
Class C4 (PWCCX)	NAV	[3]	-3.01%	2.81%
	CDSC		-3.98%
Blended Index5, [6,7,8,10]			-0.28%	4.98%
Lipper Mixed-Asset Target Allocation
Growth Funds Index9, [10]			-0.54%	5.16%

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

1The Fund’s inception date is January 4, 2010.

Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which,if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]

The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]

Unlike the Growth Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Stocks	57.6%
Foreign Stocks	15.6%
U.S. Bonds	11.9%
Non-Affiliated Investment Companies & Exchange Traded Funds	11.0%
Cash & Cash Equivalents	2.9%
Foreign Bonds	1.0%

Total	100.0%

17

Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	13.6%
Miller/Howard Income-Equity	14.0%
Parnassus Equity Income	14.1%
Neuberger Berman Socially Responsive	12.5%
Pax MSCI North America ESG Index ETF	5.3%
Pax World Multi-Cap Equity	1.7%
Small/Mid-Cap
Ariel Small/Mid Value	2.6%
Parnassus Small Cap	2.4%
International/World
Pax World International	5.2%
Pax MSCI EAFE ESG Index ETF	0.5%
Portfolio 21 World Stock	2.9%
Schroder Emerging Markets Equity	3.8%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.2%

Total Equities	79.8%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	2.2%
Community Capital Investment Grade Fixed Income	3.9%
Everence Investment Grade Fixed Income	5.3%
Inflation-Protected
Pax World Real Return	3.2%
High Yield
Pax World High Yield Bond	5.3%

Total Fixed Income	19.9%

MIXED ASSET
Balanced
Pax World Balanced	0.5%

Total Mixed Asset	0.5%
Other	-0.2%

Total	100.0%

Growth Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	1.4%
Procter & Gamble Co., The	1.3%
Kinder Morgan Management LLC	1.1%
Target Corp	0.9%
Charles Schwab Corp., The	0.9%
Abbott Laboratories	0.9%
Waste Management, Inc.	0.9%
Danaher Corp.	0.9%
McCormick & Co., Inc.	0.9%
CVS Caremark Corp.	0.8%

Total	10.0%

Excludes Affiliated and Non-Affiliated Investment Companies.

Top Ten Holdings—Fixed Income

Issuer	Percent of Net Assets
Ginnie Mae, 2.021%, 10/16/50	1.2%
United States Treasury Note, 2.125%, 08/15/21	0.9%
United States Treasury Note, 0.125%, 08/31/13	0.8%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.3%
Freddie Mac, 3.750%, 03/27/19	0.3%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	0.3%
United States Treasury Note (TIPS), 0.125%, 04/15/16	0.2%
Freddie Mac, 5.000%, 06/01/39	0.2%
United States Treasury Note (TIPS), 1.875%, 07/15/13	0.2%
Federal Home Loan Bank, 5.000%, 11/17/17	0.2%

Total	4.6%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Fixed Income	12.9%
Corporate Bonds: 7.4%, Agency/Gov’t Related Bonds: 1.1%,
Mortgage Backed Bonds: 1.2%. Treasury Bonds: 3.2%
Consumer Discretionary	6.7%
Consumer Staples	7.1%
Energy	8.9%
Financials	9.3%
Health Care	10.1%
Industrials	9.1%
Information Technology	11.2%
Materials	3.2%
Telecommunication Services	2.8%
Utilities	4.8%
Non-Affiliated Investment Companies & Exchange Traded Funds	11.0%
Cash & Cash Equivalents	2.9%

Total	100.0%

May include companies representing multiple industries within a single “Sector”.

19

Moderate Portfolio

December 31, 2011

Portfolio Highlights (Unaudited)

Total Return—Historical

Returns—Period ended December 31, 2011

Share class		Total Return 1 Year	Average Annual Returns Since Inception[1]
Class A2 (PMPAX)	NAV[3]	1.04%	4.25%
	POP	-4.47%	1.33%
Institutional Class (PWPIX)		1.24%	4.47%
Class C4 (PWPCX)	NAV[3]	0.28%	3.45%
	CDSC	-0.73%
Blended Index5, [6,7,8,10]		1.98%	5.84%
Lipper Mixed-Asset Target Allocation Moderate Funds Index9, [10]		0.37%	5.29%

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

Moderate Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.
[4]

A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]

The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]

Unlike the Moderate Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Stocks	40.1%
U.S. Bonds	27.2%
Non-Affiliated Investment Companies & Exchange Traded Funds	18.8%
Foreign Stocks	10.1%
Cash & Cash Equivalents	2.9%
Foreign Bonds	0.9%

Total	100.0%

21

Moderate Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	9.4%
Miller/Howard Income-Equity	9.1%
Parnassus Equity Income	9.9%
Neuberger Berman Socially Responsive	9.2%
Pax MSCI North America ESG Index ETF	6.4%
Pax World Multi-Cap Equity	1.8%
Small/Mid-Cap
Ariel Small/Mid Cap Value	1.8%
Parnassus Small Cap	1.6%
International/World
Pax World International Equity	2.1%
Pax MSCI EAFE ESG Index ETF	1.2%
Portfolio 21 World Stock	2.5%
Schroder Emerging Markets Equity	3.5%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.0%

Total Equities	59.5%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	4.5%
Community Capital Investment Grade Fixed Income	8.1%
Everence Investment Grade Fixed Income	16.6%
Inflation-Protected
Pax World Real Return	7.1%
High Yield
Pax World High Yield Bond	3.4%

Total Fixed Income	39.7%

MIXED ASSET
Balanced
Pax World Balanced	0.6%

Total Mixed Asset	0.6%
Other	0.2%

Total	100.0%

22

Moderate Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	1.0%
Procter & Gamble Co., The	0.9%
Kinder Morgan Management LLC	0.7%
Target Corp.	0.7%
Charles Schwab Corp., The	0.7%
Waste Management, Inc.	0.6%
Danaher Corp.	0.6%
Abbott Laboratories	0.6%
McCormick & Co., Inc.	0.6%
CVS Caremark Corp.	0.5%

Total	6.9%

Excludes Affiliated and Non-Affiliated Investment Companies.

Top Ten Holdings—Fixed Income

Issuer	Percent of Net Assets
Ginnie Mae, 3.459%, 05/16/36	1.2%
Kirkwood Community College Iowa, 2.500%, 06/01/17	1.2%
United States Treasury Note (TIPS), 0.500%, 04/15/15	1.2%
Ginnie Mae, 4.500%, 08/20/41	1.2%
United States Treasury Note, 2.125%, 08/15/21	1.0%
United States Treasury Note, 0.125%, 08/31/13	0.9%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.9%
Freddie Mac, 3.750%, 03/27/19	0.8%
Freddie Mac, 5.000%, 07/15/37	0.8%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	0.7%

Total	9.9%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Fixed Income	28.1%
Corporate Bonds: 10.4%, Agency/Gov’t Related Bonds: 2.8%, Municipal Bonds: 1.6%,
Mortgage Backed Bonds: 6.7%, Treasury Bonds: 6.6%
Consumer Discretionary	4.5%
Consumer Staples	4.9%
Energy	6.0%
Financials	6.4%
Health Care	6.8%
Industrials	6.3%
Information Technology	7.9%
Materials	2.3%
Telecommunication Services	1.9%
Utilities	3.2%
Non-Affiliated Investment Companies & Exchange Traded Funds	18.8%
Cash & Cash Equivalents	2.9%

Total	100.0%

May include companies representing multiple industries within a single “Sector”.

23

Conservative Portfolio

December 31, 2011

Portfolio Highlights (Unaudited)

Total Return—Historical

Returns—Period ended December 31, 2011

Share class		Total Return 1 Year	Average Annual Returns Since Inception[1]
Class A2 (PWMAX)	NAV[3]	2.51%	4.99%
	POP	-3.00%	2.05%
Institutional Class (PWMIX)		2.74%	5.22%
Class C4 (PWMCX)	NAV[3]	1.78%	4.16%
	CDSC	0.76%
Blended Index5, [6,7,8,10]		4.44%	6.50%
Lipper Mixed-Assets Target Allocation Conservative Funds Index9, [10]		2.53%	5.81%

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

Conservative Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.
[4]

A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]

The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]

Unlike the Conservative Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Conservative Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Bonds	44.5%
U.S. Stocks	23.1%
Non-Affiliated Investment Companies & Exchange Traded Funds	18.3%
Cash & Cash Equivalents	6.4%
Foreign Stocks	6.4%
Foreign Bonds	1.3%

Total	100.0%

25

Conservative Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Manager Allocation

Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	5.0%
Miller/Howard Income-Equity	6.0%
Parnassus Equity Income	5.2%
Neuberger Berman Socially Responsive	5.2%
Pax MSCI North America ESG Index ETF	2.6%
Pax World Multi-Cap Equity	0.0%	*
Small/Mid-Cap
Ariel Small/Mid Cap Value	1.1%
Parnassus Small Cap	1.0%
International/World
Pax World International Equity	1.6%
Pax MSCI EAFE ESG Index ETF	0.4%
Portfolio 21 World Stock	1.2%
Schroder Emerging Markets Equity	2.0%
Sector Specific
Pax World Global Green (Environmental Technologies)	0.9%

Total Equities	32.2%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	5.8%
Community Capital Investment Grade Fixed Income	15.2%
Everence Investment Grade Fixed Income	26.1%
Inflation-Protected
Pax World Real Return	12.9%
High Yield
Pax World High Yield Bond	4.4%

Total Fixed Income	64.4%

MIXED ASSET
Balanced
Pax World Balanced	3.5%

Total Mixed Asset	3.5%
Other	-0.1%

Total	100.0%

*	Rounds to less than 0.1%

Conservative Portfolio

December 31, 2011

Portfolio Highlights (Unaudited), continued

Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	0.5%
Procter & Gamble Co., The	0.5%
Kinder Morgan Management LLC	0.5%
Abbott Laboratories	0.4%
Danaher Corp.	0.3%
Target Corp.	0.3%
Charles Schwab Corp., The	0.3%
McCormick & Co., Inc.	0.3%
Waste Management, Inc.	0.3%
NiSource, Inc.	0.3%

Total	3.7%
Excludes Affiliated and Non-Affiliated Investment Companies.

Top Ten Holdings—Fixed Income

Issuer	Percent of Net Assets
Ginnie Mae, 4.500%, 08/20/41	5.2%
Ginnie Mae, 4.500%, 01/15/40	1.7%
United States Treasury Note (TIPS), 1.375%, 07/15/18	1.5%
Freddie Mac, 3.750%, 03/27/19	1.4%
Freddie Mac, 5.000%, 07/15/37	1.3%
Ginnie Mae, 4.175%, 01/16/38	1.2%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	1.1%
United States Treasury Note, 1.125%, 06/15/13	1.0%
United States Treasury Note, 2.125%, 08/15/21	0.9%
Freddie Mac, 5.000%, 06/01/39	0.9%

Total	16.2%
Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Fixed Income	45.8%
Corporate Bonds: 16.5%, Agency/Gov’t Related Bonds: 4.3%, Municipal Bonds: 0.1%,
Mortgage Backed Bonds: 15.9%, Treasury Bonds: 9.0%
Consumer Discretionary	2.7%
Consumer Staples	2.6%
Energy	3.6%
Financials	3.7%
Health Care	3.9%
Industrials	3.8%
Information Technology	4.7%
Materials	1.4%
Telecommunication Services	1.2%
Utilities	1.9%
Non-Affiliated Investment Companies & Exchange Traded Funds	18.3%
Cash & Cash Equivalents	6.4%

Total	100.0%

May include companies representing multiple industries within a single “Sector”.

27

December 31, 2011

Sustainability Update

One of the principal ways that smaller asset managers like Pax become active owners of stocks and bonds is through collaboration with others. While some companies may ignore or give lip service to many investor requests, the more investors that express their concerns, the less acceptable such responses are.

Corporate managers have many things to attend to, and sustainability is not one of the issues that two Julie. centuries of corporate tradition tends to regard as significant, or in financial terms, material. It is becoming one, however. The Massachusetts Institute of Technology (MIT) and Boston Consulting Group (BCG) recently published their third annual Sustainability & Innovation Global Executive Study, and concluded that sustainability is nearing a tipping point in terms of managers’ evaluation of issues that warrant attention. The MIT/BCG study surveys companies, and in its 2011 survey found that 70% of the respondents to its survey indicated that sustainability is on the agenda of management, and two-thirds of respondents said that sustainability was “critically important” to competitiveness.

We and other investors that have maintained a commitment to sustainable investing for many years can take some credit for this progress. Over the past half-year, we have joined several investor coalitions to advance sustainability on multiple fronts. Examples of some of this work include the following:

1.	Human Rights: Pax was a signatory to a letter expressing support for the Trafficking Victims Protection Reauthorization Act (TVPRA), S.1301, sponsored by ATEST (Alliance To End Slavery and Trafficking). This landmark legislation provides the tools necessary to combat trafficking and modern-day slavery at home and abroad. It was originally signed into law in 2000 and reauthorized in 2003, 2005 and 2008, and must be reauthorized again to remain in effect. Although the bill was passed in the House of Representatives, the House removed key provisions of the bill, and we continue to maintain support for a more robust bill in the Senate.

2.	Diversity: Pax signed on to an investor letter to the Financial Reporting Council (FRC) of the United Kingdom in response to the FRC’s

December 31, 2011

Sustainability Update (continued)

consultation on potential revisions to the UK Corporate Governance Code with respect to gender diversity. The letter supported the UK moving ahead in incorporating gender disclosure in the annual reports of boards’ nominating committees. Specifically, the investors expressed support for the idea that nominating committees should describe the board’s policy on gender diversity in the boardroom, including measurable objectives for implementation on that policy and progress toward achieving those objectives.

3.	Pax participated in several environmental initiatives in 2011:

a.	As we have in the past, Pax continues to be a signatory to the Carbon Disclosure Project (CDP), including the CDP, CDP Water Disclosure, and Carbon Action; the Forest Footprint Disclosure Project; and the Investor Network on Climate Disclosure. Pax participated in a structured engagement through the Principles for Responsible Investment for the CDP Water Disclosure initiative and another engagement for CDP on the CDP Leadership Initiative (CDPLI). Pax was a signatory to a letter prepared by NEI Investments of Canada to the co-chairs of the Alberta Environmental Monitoring Panel commending the panel for designing a good environmental monitoring system for oil company operations in the Alberta Oil Sands, and urging the Panel to follow up with a robust monitoring system for such operations.

b.	Pax continues to be a signatory to the Global Investor Statement on Climate Change, an initiative coordinated by the UN Environment Programme Finance Initiatives, the Investor Network on Climate Risk (INCR), and the Institutional Investor Group on Climate Change. The statement urges national policymakers to establish and enforce policies limiting emissions of greenhouse gases.

c.	Pax was signatory to two letters to state legislators, coordinated by INCR, one supporting a regional Clean Fuel Standard for New England and the Mid-Atlantic States, and a similar letter for California.

d.	Pax signed on to a public statement, coordinated by the Investor Environmental Health Network and Boston Common Asset

December 31, 2011

Sustainability Update (continued)

Management, supporting the establishment of environmental key performance indicators for oil and gas companies using hydraulic fracturing techniques to produce natural gas. The use of this technique has grown dramatically in the United States as a means to produce natural gas from so-called tight shale formations in which conventional gas drilling is impossible, and presents several unique risks, including drinking water contamination and increased greenhouse gas emissions.

e.	Pax was a signatory to a letter, coordinated by INCR, sent to members of Congress urging them to support EPA’s efforts to propose and implement new, stronger implementation rules for electric utilities under the Clean Air Act. The letter focused on regulation of mercury and air toxics emissions, and urged Congress to support EPA’s efforts to try to reduce these emissions from utilities.

f.	Pax was also a signatory to a letter, coordinated by Ceres, sent to all the companies in the Russell 1000 Index urging companies to integrate environmental, social and governance (ESG) issues into their business decision-making strategies and investor communications. This was intended as a first step in a longer initiative, which is far from complete.

1David Kron, Nina Kruschwitz, Knut Haanaes and Ingrid von Streng Velken, “Sustainability Nears a Tipping Point,” Sloan Management Review, December 15, 2011.

***

December 31, 2011

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the ESG Managers® Aggressive Growth, Growth, Moderate or Conservative Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on July 1, 2011 and ending on December 31, 2011.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of twelve dollars. If you are invested in one of these account types, you should add an additional six dollars to the estimated expenses paid during the period.

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

December 31, 2011

Shareholder Expense Examples (Unaudited), continued

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Return	Beginning Account Value (7/1/11)	Ending Account Value (12/31/11)	Annualized Expense Ratio	Expenses Paid During Period[1]
Aggressive Growth - Class A	$1,000.00	$909.80	1.19%	$5.73
Aggressive Growth - Institutional	1,000.00	911.30	0.94%	4.53
Aggressive Growth - Class C	1,000.00	907.10	1.94%	9.33
Growth - Class A	1,000.00	934.70	1.02%	4.97
Growth - Institutional	1,000.00	935.20	0.77%	3.76
Growth - Class C	1,000.00	930.40	1.77%	8.61
Moderate - Class A	1,000.00	966.60	1.01%	5.01
Moderate - Institutional	1,000.00	967.50	0.76%	3.77
Moderate - Class C	1,000.00	963.10	1.76%	8.71
Conservative - Class A	1,000.00	984.30	0.95%	4.75
Conservative - Institutional	1,000.00	985.50	0.70%	3.50
Conservative - Class C	1,000.00	980.50	1.70%	8.49

Based on Hypothetical 5% Return (before expenses)	Beginning Account Value (7/1/11)	Ending Account Value (12/31/11)	Annualized Expense Ratio	Expenses Paid During Period[1]
Aggressive Growth - Class A	$1,000.00	$1,019.21	1.19%	$6.06
Aggressive Growth - Institutional	1,000.00	1,020.47	0.94%	4.79
Aggressive Growth - Class C	1,000.00	1,015.43	1.94%	9.86
Growth - Class A	1,000.00	1,020.06	1.02%	5.19
Growth - Institutional	1,000.00	1,021.32	0.77%	3.92
Growth - Class C	1,000.00	1,016.28	1.77%	9.00
Moderate - Class A	1,000.00	1,020.11	1.01%	5.14
Moderate - Institutional	1,000.00	1,021.37	0.76%	3.87
Moderate - Class C	1,000.00	1,016.33	1.76%	8.94
Conservative - Class A	1,000.00	1,020.42	0.95%	4.84
Conservative - Institutional	1,000.00	1,021.68	0.70%	3.57
Conservative - Class C	1,000.00	1,016.64	1.70%	8.64

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period beginning on July 1, 2011 and ending on December 31, 2011).

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

STOCKS: 71.7%

COMMON STOCK: 71.7%

Consumer Discretionary: 6.6%
Accor SA	54	$1,361
Arbitron, Inc.	115	3,957
BorgWarner, Inc. (a)	10	637
Cinemark Holdings, Inc.	439	8,117
Comcast Corp., Class A	11	261
Comcast Corp., Special, Class A	710	16,728
Darden Restaurants, Inc.	8	365
DeVry, Inc.	155	5,961
DISH Network Corp., Class A	624	17,772
Electrolux AB, Series B	90	1,430
Expedia, Inc.	9	261
GameStop Corp., Class A (a)	9	217
Gannett Co, Inc.	560	7,487
Hanesbrands, Inc. (a)	175	3,826
Hennes & Mauritz AB, B Shares	62	1,989
Home Depot, Inc.	342	14,378
International Game Technology	360	6,192
Interpublic Group of Cos., Inc., The	770	7,492
Johnson Controls, Inc.	321	10,034
KB Home	315	2,117
Limited Brands, Inc.	200	8,070
Macy’s, Inc.	8	257
Madison Square Garden Company, The, Class A (a)	75	2,148
McDonald’s Corp.	111	11,137
Meredith Corp.	125	4,081
Mohawk Industries, Inc. (a)	110	6,584
Newell Rubbermaid, Inc.	335	5,410
News Corp., Class A	1,684	30,043
NIKE, Inc., Class B	120	11,564
Nordstrom, Inc.	75	3,728
PulteGroup, Inc. (a)	740	4,669
Royal Caribbean Cruises, Ltd.	230	5,697
Scripps Networks Interactive, Class A	730	30,967
SES SA	683	16,362
Sharp Corp./Japan	215	1,874
Skullcandy, Inc. (a)	11	138
Sotheby’s	55	1,569
Staples, Inc.	164	2,278
Target Corp.	1,169	59,876
Time Warner Cable, Inc.	330	20,978
Time Warner, Inc.	651	23,527
Toll Brothers, Inc. (a)	155	3,165
TripAdvisor, Inc. (a)	9	228
Washington Post Co., The, Class B	8	3,014

		367,946

Consumer Staples: 6.8%
Coca-Cola Co., The	201	14,064
Corn Products International, Inc.	31	1,630
Cosan, Ltd., Class A	120	1,315
CVS Caremark Corp.	1,202	49,018
Danone	39	2,447
Energizer Holdings, Inc. (a)	35	2,712
HJ Heinz Co.	294	15,888
JM Smucker Co., The	217	16,963
Kellogg Co.	296	14,969
Kimberly-Clark Corp.	259	19,052
L’Oreal SA	21	2,187
McCormick & Co., Inc.	1,102	55,563
Natura Cosmeticos SA	72	1,400
PepsiCo, Inc.	236	15,659
Procter & Gamble Co., The	1,203	80,252
Safeway, Inc.	450	9,468
Sysco Corp.	1,353	39,683
Tesco PLC	239	1,495
Unilever NV	470	16,154
Unilever PLC, ADR	260	8,715
United Natural Foods, Inc. (a)	68	2,721
WD-40 Co.	295	11,921

		383,276

Energy: 9.1%
Apache Corp.	87	7,880
Baker Hughes, Inc.	35	1,702
BG Group PLC, ADR	327	34,989
Canadian Natural Resources, Ltd.	8	299
Cimarex Energy Co.	394	24,389
ConocoPhillips	333	24,266
Contango Oil & Gas Co. (a)	65	3,782
El Paso Corp.	894	23,754
Energen Corp.	440	22,000
Energy XXI Bermuda, Ltd. (a)	120	3,826
Enerplus Corp.	1,011	25,599
Ensco PLC , ADR	40	1,877
EQT Corp.	37	2,027
Kinder Morgan Management LLC	853	66,978
Newfield Exploration Co. (a)	995	37,541
Noble Corp. (a)	350	10,577
Noble Energy, Inc.	221	20,860
Penn West Petroleum, Ltd.	15	297

33	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCK, continued

Energy, continued
Petroleo Brasileiro SA, ADR	232	$5,765
Provident Energy, Ltd.	876	8,488
Quicksilver Resources, Inc. (a)	440	2,952
Rosetta Resources, Inc. (a)	16	696
Royal Dutch Shell PLC, ADR	301	22,000
Sasol Ltd., ADR	9	427
Seadrill, Ltd.	771	25,582
Spectra Energy Corp.	1,348	41,451
Statoil ASA, ADR	959	24,560
Suncor Energy, Inc.	325	9,370
W&T Offshore, Inc.	700	14,847
Weatherford International, Ltd. (a)	618	9,048
Williams Cos., Inc., The	536	17,698
YPF, ADR	245	8,496

		504,023

Financials: 8.7%
American Express Co.	302	14,245
Artio Global Investors, Inc.	495	2,416
Banco Bradesco SA, ADR	126	2,102
Bank of Montreal	181	9,921
Bank of New York Mellon Corp., The	405	8,064
BlackRock, Inc.	157	27,984
CapitaLand, Ltd.	521	887
CBRE Group, Inc., Class A (a)	380	5,784
Charles Schwab Corp., The	5,174	58,259
Cincinnati Financial Corp.	512	15,596
City National Corp.	55	2,430
Digital Realty Trust, Inc., REIT	289	19,268
First American Financial Corp.	680	8,616
First Horizon National Corp.	785	6,280
Growthpoint Properties, Ltd.	379	871
HCP, Inc., REIT	557	23,077
Hospitality Properties Trust, REIT	865	19,878
IntercontinentalExchange, Inc. (a)	10	1,206
Janus Capital Group, Inc.	1,020	6,436
Jones Lang LaSalle, Inc.	95	5,820
JPMorgan Chase & Co.	760	25,270
KKR & Co., LP	300	3,849
Lazard, Ltd., LP, Class A	275	7,180
Loews Corp.	314	11,822
Marsh & McLennan Cos., Inc.	504	15,936
MetLife, Inc.	280	8,730
Och-Ziff Capital Mgmt. Group, LP, Class A	17	143
Pinnacle Financial Partners, Inc. (a)	310	5,007
Plum Creek Timber Co., Inc., REIT	12	439
Potlatch Corp., REIT	60	1,867
Progressive Corp., The	2,235	43,605
Royal Bank of Canada (Canadian)	33	1,684
SEI Investments Co.	1,165	20,213
State Street Corp.	303	12,214
Tower Group, Inc.	185	3,730
Travelers Cos., Inc., The	233	13,786
U.S. Bancorp	976	26,400
Unibail-Rodamco SE, REIT	10	1,789
Valley National Bancorp	878	10,860
Wells Fargo & Co.	1,060	29,213

		482,877

Health Care: 10.4%
Abbott Laboratories	1,000	56,230
Amgen, Inc.	18	1,156
Baxter International, Inc.	108	5,344
Becton Dickinson & Co.	348	26,003
Bio-Rad Laboratories, Inc., Class A (a)	80	7,683
Charles River Laboratories Intl., Inc. (a)	175	4,783
Covidien PLC	520	23,405
Cyberonics, Inc. (a)	50	1,675
Eli Lilly & Co.	402	16,707
Furiex Pharmaceutical, Inc. (a)	115	1,922
Genomic Health, Inc. (a)	120	3,047
Gen-Probe, Inc. (a)	285	16,849
Gilead Sciences, Inc. (a)	890	36,428
GlaxoSmithKline PLC, ADR	575	26,237
Hospira, Inc. (a)	805	24,448
Johnson & Johnson	656	43,020
LHC Group, Inc. (a)	145	1,860
Life Technologies Corp. (a)	48	1,868
Merck & Co., Inc.	1,132	42,676
Novartis AG	108	6,166
Novartis AG, ADR	559	31,958
Novo Nordisk A/S, ADR	154	17,750
Novo Nordisk A/S, B Shares	69	7,927
Olympus Corp.	83	1,091
Patterson Cos., Inc.	575	16,974
Pfizer, Inc.	1,262	27,310
Roche Holding AG	55	9,302
Roche Holding AG, ADR	560	23,828
Salix Pharmaceuticals, Ltd. (a)	75	3,589
Sirona Dental Systems, Inc. (a)	30	1,321
Smith & Nephew PLC	179	1,737

SEE NOTES TO FINANCIAL STATEMENTS	34

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCK, continued
Health Care continued
St. Jude Medical, Inc.	8	$274
Symmetry Medical, Inc. (a)	275	2,197
Teleflex, Inc.	680	41,677
Valeant Pharmaceuticals International (a)	355	16,575
VCA Antech, Inc. (a)	320	6,320
Waters Corp. (a)	39	2,888
WellPoint, Inc.	143	9,474
Zimmer Holdings, Inc. (a)	85	4,540

		574,239

Industrials: 8.3%
3M Co.	316	25,827
ABB, Ltd. (a)	90	1,691
Abengoa SA	60	1,267
Ameresco, Inc., Class A (a)	108	1,482
Atlas Copco AB, A Shares	143	3,064
Bombardier, Inc., Class B	45	179
Brady Corp., Class A	175	5,525
Brink’s Co., The.	105	2,822
Canadian National Railway Co.	170	13,355
Canadian Pacific Railway, Ltd.	27	1,829
CCR SA	64	419
Cooper Industries PLC	210	11,372
Cummins, Inc.	16	1,408
Danaher Corp.	1,218	57,295
Deere & Co.	70	5,415
Dun & Bradstreet Corp.	65	4,864
East Japan Railway Co.	45	2,868
Eaton Corp.	61	2,655
Emerson Electric Co.	392	18,263
Expeditors International of Washington, Inc.	55	2,253
FedEx Corp.	18	1,503
General Electric Co.	2,133	38,202
Herman Miller, Inc.	882	16,273
Honeywell International, Inc.	373	20,273
ICF International, Inc. (a)	435	10,779
IDEX Corp.	125	4,639
Illinois Tool Works, Inc.	317	14,807
Insperity, Inc.	220	5,577
Interface, Inc., Class A	320	3,693
Iron Mountain, Inc.	550	16,940
Kurita Water Industries, Ltd.	89	2,310
Masco Corp.	59	618
Mitsubishi Electric Corp.	267	2,559
Mitsui OSK Lines, Ltd.	267	1,030
MTR Corp.	730	2,364
Nordson Corp.	24	988
Pentair, Inc.	194	6,458
Royal Philips	84	1,760
Royal Philips (Netherlands)	6	126
RR Donnelley & Sons, Co.	1,228	17,720
Schneider Electric SA	36	1,882
Siemens AG	20	1,914
Simpson Manufacturing Co., Inc.	105	3,534
Skanska AB, B Shares	52	858
SKF AB, B Shares	128	2,698
Stanley Black & Decker, Inc.	77	5,205
Stericycle, Inc. (a)	3	234
Tennant Co.	48	1,866
Timken Co.	22	852
United Parcel Service, Inc., Class B	320	23,421
Verisk Analytics, Inc., Class A (a)	250	10,033
Vestas Wind Systems A/S (a)	96	1,032
Waste Management, Inc.	1,709	55,901
Watsco, Inc.	4	263
WW Grainger, Inc.	90	16,847

		459,012

Information Technology: 11.3%
Accenture PLC, Class A	220	11,711
Adobe Systems, Inc. (a)	69	1,951
Altera Corp.	972	36,061
Anixter International, Inc. (a)	390	23,260
Apple, Inc. (a)	11	4,455
Applied Materials, Inc.	164	1,756
Autodesk, Inc. (a)	70	2,123
Brocade Communications Systems, Inc. (a)	1,085	5,631
Canon, Inc.	102	4,489
Ceragon Networks, Ltd. (a)	485	3,735
Ciena Corp. (a)	400	4,840
Cisco Systems, Inc.	554	10,016
Citrix Systems, Inc. (a)	1	61
Clicksoftware Technologies, Ltd.	325	3,117
Cognizant Technology Solutions, Class A (a)	8	514
Corning, Inc.	120	1,558
Cree, Inc. (a)	54	1,190
DragonWave, Inc. (a)	510	1,760
eBay, Inc. (a)	78	2,366
Electronics for Imaging, Inc. (a)	60	855
EMC Corp. (a)	144	3,102

35	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCK, continued
Information Technology, continued
EZchip Semiconductor, Ltd. (a)	165	$4,674
Fair Isaac Corp.	200	7,168
Finisar Corp. (a)	630	10,549
Google, Inc., Class A (a)	133	85,905
Harmonic, Inc. (a)	975	4,914
Hewlett-Packard Co.	1,226	31,582
IBM	159	29,237
Intel Corp.	1,199	29,076
InterDigital, Inc.	7	305
Intuit, Inc.	47	2,472
Itron, Inc. (a)	33	1,180
Juniper Networks, Inc. (a)	15	306
MasterCard, Inc., Class A	126	46,975
Maxim Integrated Products, Inc.	614	15,989
Mentor Graphics Corp. (a)	305	4,136
Microchip Technology, Inc.	582	21,319
Micron Technology, Inc. (a)	54	340
Microsoft Corp.	521	13,525
MIPS Technologies, Inc. (a)	115	513
Motorola Solutions, Inc.	610	28,237
National Instruments Corp.	837	21,720
NetApp, Inc. (a)	51	1,850
Oracle Corp.	21	539
Paychex, Inc.	835	25,142
PMC - Sierra, Inc. (a)	830	4,573
Qualcomm, Inc.	355	19,419
Quest Software, Inc. (a)	170	3,162
Riverbed Technology, Inc. (a)	21	494
Solarworld AG	299	1,259
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25	323
TE Connectivity, Ltd.	324	9,982
Teradata Corp. (a)	4	194
Texas Instruments, Inc.	1,167	33,971
VeriSign, Inc.	595	21,252
Websense, Inc. (a)	210	3,932
Xerox Corp	1,842	14,661

		625,426

Materials: 2.9%
Air Liquide SA	13	1,605
Air Products & Chemicals, Inc.	183	15,590
Calgon Carbon Corp. (a)	345	5,420
Crown Holdings, Inc. (a)	272	9,134
Ecolab, Inc.	523	30,235
International Paper Co.	564	16,694
MeadWestvaco Corp.	531	15,903
Molycorp, Inc. (a)	4	96
Novozymes A/S, ADR	305	9,425
Novozymes A/S, B Shares	155	4,775
Nucor Corp.	61	2,414
Potash Corp. of Saskatchewan, Inc.	11	454
Praxair, Inc.	345	36,881
Rio Tinto PLC, ADR	20	978
Schnitzer Steel Industries, Inc., Class A 36	1,522
Sonoco Products Co.	27	890
Svenska Cellulosa AB, B Shares	204	3,011
Syngenta AG, ADR (a)	19	1,120
Teijin, Ltd.	434	1,332
Umicore SA	47	1,930
Vale SA, ADR	11	236

		159,645

Telecommunication Services: 2.6%
America Movil SAB de CV, Series L, ADR 71	1,605
American Tower Corp., Class A	46	2,760
AT&T, Inc.	1,059	32,024
BCE, Inc.	233	9,709
CenturyLink, Inc.	352	13,094
China Mobile, Ltd.	449	4,362
Portugal Telecom SGPS SA	45	259
Telefonica SA	299	5,151
Telefonica SA, ADR	1,264	21,728
Verizon Communications, Inc.	265	10,632
Vodafone Group PLC, ADR	1,028	28,815
Windstream Corp.	1,328	15,591

		145,730

Utilities: 5.0%
Acciona SA	15	1,289
AGL Resources, Inc.	360	15,214
American Water Works Co., Inc.	1,184	37,722
CenterPoint Energy, Inc.	12	241
Enel Green Power SpA	598	1,246
Hyflux, Ltd.	1,041	967
Iberdrola SA	127	793
MDU Resources Group, Inc.	1,100	23,606
National Grid PLC	239	2,310
National Grid PLC, ADR	425	20,604
NiSource, Inc.	1,930	45,953
Northeast Utilities	244	8,801
Northwest Natural Gas Co.	320	15,338
ONEOK, Inc.	504	43,692
Ormat Technologies, Inc.	102	1,839
Portland General Electric Co.	84	2,124

SEE NOTES TO FINANCIAL STATEMENTS	36

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCK, continued
Utilities, continued
Questar Corp.	1,785	$35,450
Red Electrica Corp. SA	45	1,922
SABESP, ADR	12	668
Sempra Energy	304	16,720
SSE PLC	120	2,402
Verbund AG	39	1,046
Xcel Energy, Inc.	4	111

		280,058

Total Common Stocks (Cost $3,682,407)		3,982,232

PREFERRED STOCK: 0.0%

Consumer Staples: 0.0% Henkel AG & Co KGaA	36	2,075

TOTAL PREFERRED STOCK (Cost $2,258)		2,075

TOTAL STOCKS (Cost $3,684,665)		3,984,307

AFFILIATED INVESTMENT COMPANIES: 22.7%
Pax MSCI EAFE ESG Index ETF	5,122	108,023
Pax MSCI North America ESG Index ETF	15,652	424,013
Pax World Balanced Fund (b)	11,388	248,937
Pax World Global Green Fund (a)(b)	8,929	75,540
Pax World High Yield Bond Fund (b)	12,591	90,280
Pax World International Fund (b)	41,806	309,785

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,292,629)		1,256,578

NON-AFFILIATED INVESTMENT COMPANIES: 4.7%
Schroder Emerging Market Equity Fund (c)	22,681	258,564

TOTAL N0N-AFFILIATED INVESTMENT COMPANIES (Cost $311,605)		258,564

TOTAL INVESTMENTS: 99.1% (Cost $5,288,899)		$5,499,449

OTHER ASSETS AND LIABILITIES— (Net): 0.9%		47,167

Net Assets: 100.0%		$5,546,616

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
ADR	American Depository Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust

37	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

STOCKS: 62.3%

COMMON STOCKS: 62.3%

Consumer Discretionary: 5.6%
Accor SA	68	$1,714
Arbitron, Inc.	160	5,506
BorgWarner, Inc. (a)	24	1,530
Cinemark Holdings, Inc.	663	12,259
Comcast Corp., Class A	28	664
Comcast Corp., Special, Class A	1,020	24,031
Darden Restaurants, Inc.	18	820
DeVry, Inc.	215	8,269
DISH Network Corp., Class A	907	25,831
Electrolux AB, Series B	113	1,795
Expedia, Inc.	22	638
GameStop Corp., Class A (a)	26	627
Gannett Co, Inc.	790	10,562
Hanesbrands, Inc. (a)	265	5,793
Hennes & Mauritz AB, B Shares	87	2,791
Home Depot, Inc.	481	20,221
International Game Technology	510	8,772
Interpublic Group of Cos., Inc., The	1,080	10,508
Johnson Controls, Inc.	486	15,192
KB Home	475	3,192
Limited Brands, Inc.	293	11,823
Macy’s, Inc.	23	740
Madison Square Garden Company, The, Class A (a)	105	3,007
McDonald’s Corp.	161	16,153
Meredith Corp.	165	5,387
Mohawk Industries, Inc. (a)	155	9,277
Newell Rubbermaid, Inc.	510	8,237
News Corp., Class A	2,443	43,583
NIKE, Inc., Class B	179	17,250
Nordstrom, Inc.	105	5,220
PulteGroup, Inc. (a)	1,015	6,405
Royal Caribbean Cruises, Ltd.	325	8,050
Scripps Networks Interactive, Class A	1,048	44,456
SES SA	861	20,627
Sharp Corp./Japan	340	2,964
Skullcandy, Inc. (a)	29	363
Sotheby’s	90	2,568
Staples, Inc.	207	2,875
Target Corp.	1,760	90,147
Time Warner Cable, Inc.	478	30,386
Time Warner, Inc.	979	35,381
Toll Brothers, Inc. (a)	235	4,799
TripAdvisor, Inc. (a)	22	555
Washington Post Co., The, Class B	10	3,769

		534,737

Consumer Staples: 6.0%
Coca-Cola Co., The	303	21,201
Corn Products International, Inc.	79	4,155
Cosan, Ltd., Class A	151	1,655
CVS Caremark Corp.	1,804	73,567
Danone	49	3,075
Energizer Holdings, Inc. (a)	50	3,874
HJ Heinz Co.	436	23,561
JM Smucker Co., The	318	24,858
Kellogg Co.	433	21,897
Kimberly-Clark Corp.	382	28,100
L’Oreal SA	26	2,708
McCormick & Co., Inc.	1,631	82,235
Natura Cosmeticos SA	105	2,041
PepsiCo, Inc.	357	23,687
Procter & Gamble Co., The	1,814	121,012
Safeway, Inc.	679	14,286
Sysco Corp.	2,055	60,273
Tesco PLC	301	1,883
Unilever NV	680	23,372
Unilever PLC, ADR	378	12,671
United Natural Foods, Inc. (a)	86	3,441
WD-40 Co.	425	17,174

		570,726

Energy: 7.8%
Apache Corp.	123	11,141
Baker Hughes, Inc.	88	4,280
BG Group PLC, ADR	469	50,183
Canadian Natural Resources, Ltd.	20	747
Cimarex Energy Co.	567	35,097
ConocoPhillips	496	36,144
Contango Oil & Gas Co. (a)	90	5,236
El Paso Corp.	1,326	35,232
Energen Corp.	685	34,250
Energy XXI Bermuda, Ltd. (a)	160	5,101
Enerplus Corp.	1,521	38,512
Ensco PLC , ADR	100	4,692
EQT Corp.	92	5,041
Kinder Morgan Management LLC	1,283	100,741
Newfield Exploration Co. (a)	1,435	54,143
Noble Corp. (a)	513	15,503
Noble Energy, Inc.	313	29,544
Penn West Petroleum, Ltd.	38	753

SEE NOTES TO FINANCIAL STATEMENTS	38

ESG Managers® Aggressive Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued
Energy, continued
Petroleo Brasileiro SA, ADR	318	$7,902
Provident Energy, Ltd.	1,319	12,781
Quicksilver Resources, Inc. (a)	665	4,462
Rosetta Resources, Inc. (a)	39	1,697
Royal Dutch Shell PLC, ADR	442	32,306
Sasol Ltd., ADR	21	995
Seadrill, Ltd.	1,162	38,555
Spectra Energy Corp.	2,024	62,238
Statoil ASA, ADR	1,494	38,261
Suncor Energy, Inc.	509	14,674
W&T Offshore, Inc.	1,060	22,483
Weatherford International, Ltd. (a)	836	12,239
Williams Cos., Inc., The	806	26,614
YPF, ADR	358	12,416

		753,963

Financials: 7.5%
American Express Co.	472	22,264
Artio Global Investors, Inc.	670	3,270
Banco Bradesco SA, ADR	158	2,635
Bank of Montreal	271	14,854
Bank of New York Mellon Corp., The	565	11,249
BlackRock, Inc.	230	40,995
CapitaLand, Ltd.	656	1,116
CBRE Group, Inc., Class A (a)	530	8,067
Charles Schwab Corp., The	7,745	87,209
Cincinnati Financial Corp.	770	23,454
City National Corp.	75	3,314
Digital Realty Trust, Inc., REIT	442	29,468
First American Financial Corp.	960	12,163
First Horizon National Corp.	1,090	8,720
Growthpoint Properties, Ltd.	478	1,098
HCP, Inc., REIT	839	34,760
Hospitality Properties Trust, REIT	1,311	30,127
IntercontinentalExchange, Inc. (a)	13	1,567
Janus Capital Group, Inc.	1,435	9,055
Jones Lang LaSalle, Inc.	135	8,270
JPMorgan Chase & Co.	1,152	38,304
KKR & Co., LP	425	5,453
Lazard, Ltd., LP, Class A	390	10,183
Loews Corp.	468	17,620
Marsh & McLennan Cos., Inc.	718	22,703
MetLife, Inc.	413	12,877
Och-Ziff Capital Mgmt. Group, LP, Class A	38	320
Pinnacle Financial Partners, Inc. (a)	465	7,510
Plum Creek Timber Co., Inc., REIT	28	1,024
Potlatch Corp., REIT	75	2,333
Progressive Corp., The	3,174	61,925
Royal Bank of Canada (Canadian)	41	2,092
SEI Investments Co.	1,765	30,623
State Street Corp.	473	19,067
Tower Group, Inc.	255	5,143
Travelers Cos., Inc., The	354	20,946
U.S. Bancorp	1,456	39,385
Unibail-Rodamco SE, REIT	13	2,327
Valley National Bancorp	1,319	16,316
Wells Fargo & Co.	1,566	43,158

		712,964

Health Care: 9.0%
Abbott Laboratories	1,549	87,100
Amgen, Inc.	43	2,761
Baxter International, Inc.	135	6,680
Becton Dickinson & Co.	534	39,900
Bio-Rad Laboratories, Inc., Class A (a)	110	10,564
Charles River Laboratories Intl., Inc. (a)	245	6,696
Covidien PLC	741	33,352
Cyberonics, Inc. (a)	70	2,345
Eli Lilly & Co.	605	25,144
Furiex Pharmaceutical, Inc. (a)	170	2,841
Genomic Health, Inc. (a)	180	4,570
Gen-Probe, Inc. (a)	435	25,717
Gilead Sciences, Inc. (a)	1,375	56,279
GlaxoSmithKline PLC, ADR	869	39,652
Hospira, Inc. (a)	1,099	33,377
Johnson & Johnson	976	64,006
LHC Group, Inc. (a)	215	2,758
Life Technologies Corp. (a)	60	2,335
Merck & Co., Inc.	1,689	63,675
Novartis AG	135	7,708
Novartis AG, ADR	853	48,766
Novo Nordisk A/S, ADR	206	23,744
Novo Nordisk A/S, B Shares	87	9,995
Olympus Corp.	100	1,314
Patterson Cos., Inc.	890	26,273
Pfizer, Inc.	1,928	41,722
Roche Holding AG	77	13,022
Roche Holding AG, ADR	824	35,061
Salix Pharmaceuticals, Ltd. (a)	105	5,024
Sirona Dental Systems, Inc. (a)	45	1,982

39	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Growth Portfolio

December 31, 2011

Schedule of Investments

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Health Care, continued
Smith & Nephew PLC	226	$2,193
St. Jude Medical, Inc.	21	720
Symmetry Medical, Inc. (a)	385	3,076
Teleflex, Inc.	1,040	63,742
Valeant Pharmaceuticals International (a)	550	25,680
VCA Antech, Inc. (a)	460	9,085
Waters Corp. (a)	49	3,628
WellPoint, Inc.	207	13,714
Zimmer Holdings, Inc. (a)	130	6,946

		853,147

Industrials: 7.2%
3M Co.	455	37,187
ABB, Ltd. (a)	113	2,123
Abengoa SA	75	1,584
Ameresco, Inc., Class A (a)	135	1,852
Atlas Copco AB, A Shares	181	3,878
Bombardier, Inc., Class B	114	454
Brady Corp., Class A	250	7,893
Brink’s Co., The.	145	3,898
Canadian National Railway Co.	248	19,483
Canadian Pacific Railway, Ltd.	34	2,303
CCR SA	156	1,022
Cooper Industries PLC	315	17,057
Cummins, Inc.	38	3,345
Danaher Corp.	1,767	83,120
Deere & Co.	141	10,906
Dun & Bradstreet Corp.	93	6,959
East Japan Railway Co.	66	4,207
Eaton Corp.	77	3,352
Emerson Electric Co.	624	29,072
Expeditors International of Washington, Inc.	98	4,014
FedEx Corp.	23	1,921
General Electric Co.	3,168	56,739
Genesee & Wyoming, Inc., Class A (a)	1	61
Herman Miller, Inc.	1,304	24,059
Honeywell International, Inc.	540	29,349
ICF International, Inc. (a)	564	13,976
IDEX Corp.	180	6,680
Illinois Tool Works, Inc.	468	21,860
Insperity, Inc.	295	7,478
Interface, Inc., Class A	435	5,020
Iron Mountain, Inc.	875	26,950
Kurita Water Industries, Ltd.	98	2,544
Masco Corp.	149	1,562
Mitsubishi Electric Corp.	350	3,354
Mitsui OSK Lines, Ltd.	350	1,350
MTR Corp.	710	2,299
Nordson Corp.	58	2,388
Pentair, Inc.	317	10,553
Royal Philips	105	2,200
Royal Philips (Netherlands)	14	294
RR Donnelley & Sons, Co.	1,832	26,436
Schneider Electric SA	45	2,353
Siemens AG	26	2,488
Simpson Manufacturing Co., Inc.	145	4,881
Skanska AB, B Shares	65	1,073
SKF AB, B Shares	161	3,394
Stanley Black & Decker, Inc.	107	7,233
Stericycle, Inc. (a)	9	701
Tennant Co.	60	2,332
Timken Co.	53	2,052
United Parcel Service, Inc., Class B	495	36,229
Verisk Analytics, Inc., Class A (a)	370	14,848
Vestas Wind Systems A/S (a)	120	1,291
Waste Management, Inc.	2,604	85,176
Watsco, Inc.	11	721
WW Grainger, Inc.	130	24,334

		679,888

Information Technology: 9.9%
Accenture PLC, Class A	350	18,631
Adobe Systems, Inc. (a)	87	2,459
Altera Corp.	1,410	52,311
Anixter International, Inc. (a)	560	33,398
Apple, Inc. (a)	23	9,315
Applied Materials, Inc.	207	2,217
Autodesk, Inc. (a)	95	2,881
Brocade Communications Systems, Inc. (a)	1,435	7,448
Canon, Inc.	142	6,249
Ceragon Networks, Ltd. (a)	725	5,583
Ciena Corp. (a)	545	6,595
Cisco Systems, Inc.	786	14,211
Citrix Systems, Inc. (a)	6	364
Clicksoftware Technologies, Ltd.	490	4,699
Cognizant Technology Solutions, Class A (a)	20	1,286
Corning, Inc.	151	1,960
Cree, Inc. (a)	68	1,499
DragonWave, Inc. (a)	765	2,639

SEE NOTES TO FINANCIAL STATEMENTS	40

ESG Managers® Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Information Technology, continued
eBay, Inc. (a)	98	$2,972
Electronics for Imaging, Inc. (a)	90	1,283
EMC Corp. (a)	358	7,711
EZchip Semiconductor, Ltd. (a)	230	6,516
F5 Networks, Inc. (a)	4	424
Fair Isaac Corp.	280	10,035
Finisar Corp. (a)	890	14,903
Google, Inc., Class A (a)	199	128,534
Harmonic, Inc. (a)	1,365	6,880
Hewlett-Packard Co.	1,844	47,501
IBM	229	42,109
Intel Corp.	1,769	42,898
InterDigital, Inc.	19	828
Intuit, Inc.	118	6,206
Itron, Inc. (a)	41	1,467
Juniper Networks, Inc. (a)	41	837
MasterCard, Inc., Class A	190	70,836
Maxim Integrated Products, Inc.	924	24,061
Mentor Graphics Corp. (a)	415	5,627
Microchip Technology, Inc.	880	32,234
Micron Technology, Inc. (a)	137	862
Microsoft Corp.	810	21,028
MIPS Technologies, Inc. (a)	165	736
Motorola Solutions, Inc.	950	43,976
National Instruments Corp.	1,148	29,791
NetApp, Inc. (a)	82	2,974
Oracle Corp.	51	1,308
Paychex, Inc.	1,260	37,939
PMC–Sierra, Inc. (a)	1,170	6,447
Qualcomm, Inc.	607	33,203
Quest Software, Inc. (a)	255	4,743
Riverbed Technology, Inc. (a)	52	1,222
Solarworld AG	376	1,583
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	61	788
TE Connectivity, Ltd.	465	14,327
Teradata Corp. (a)	11	534
Texas Instruments, Inc.	1,681	48,933
VeriSign, Inc.	900	32,147
Websense, Inc. (a)	275	5,150
Xerox Corp	2,685	21,372

		936,670

Materials: 2.5%
Air Liquide SA	17	2,099
Air Products & Chemicals, Inc.	275	23,427
Calgon Carbon Corp. (a)	480	7,541
Crown Holdings, Inc. (a)	371	12,458
Ecolab, Inc.	741	42,837
International Paper Co.	850	25,160
MeadWestvaco Corp.	799	23,930
Molycorp, Inc. (a)	10	240
Novozymes A/S, ADR	405	12,515
Novozymes A/S, B Shares	205	6,316
Nucor Corp.	101	3,997
Potash Corp. of Saskatchewan, Inc.	30	1,238
Praxair, Inc.	503	53,771
Rio Tinto PLC, ADR	51	2,495
Schnitzer Steel Industries, Inc., Class A	45	1,903
Sonoco Products Co.	35	1,154
Svenska Cellulosa AB, B Shares	257	3,794
Syngenta AG, ADR (a)	47	2,770
Teijin, Ltd.	700	2,148
Umicore SA	59	2,422
Vale SA, ADR	26	557

		232,772

Telecommunication Services: 2.3%
America Movil SAB de CV, Series L, ADR	174	3,932
American Tower Corp., Class A	115	6,901
AT&T, Inc.	1,562	47,235
BCE, Inc.	341	14,209
CenturyLink, Inc.	500	18,600
China Mobile, Ltd.	372	3,614
Portugal Telecom SGPS SA	109	628
Telefonica SA	376	6,478
Telefonica SA, ADR	1,846	31,733
Verizon Communications, Inc.	399	16,008
Vodafone Group PLC, ADR	1,592	44,624
Windstream Corp.	1,997	23,444

		217,406

Utilities: 4.5%
Acciona SA	19	1,633
AGL Resources, Inc.	530	22,398
American Water Works Co., Inc.	1,770	56,392
CenterPoint Energy, Inc.	33	663
Enel Green Power SpA	753	1,569
Hyflux, Ltd.	1,315	1,221
Iberdrola SA	160	999
MDU Resources Group, Inc.	1,700	36,482
National Grid PLC	301	2,909
National Grid PLC, ADR	641	31,076

41	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Utilities, continued
NiSource, Inc.	2,888	$68,763
Northeast Utilities	361	13,021
Northwest Natural Gas Co.	495	23,725
ONEOK, Inc.	791	68,572
Ormat Technologies, Inc.	128	2,308
Portland General Electric Co.	105	2,655
Questar Corp.	2,777	55,151
Red Electrica Corp. SA	56	2,391
SABESP, ADR	15	835
Sempra Energy	461	25,355
SSE PLC	151	3,023
Verbund AG	49	1,314
Xcel Energy, Inc.	14	388

		422,843

TOTAL COMMON STOCKS (Cost $5,529,831)		5,915,116

PREFERRED STOCK: 0.0%

Consumer Staples: 0.0%
Henkel AG & Co KGaA	52	2,998

TOTAL PREFERRED STOCK (Cost $3,261)		2,998

TOTAL STOCKS (Cost $5,533,092)		5,918,114

AFFILIATED INVESTMENT COMPANIES: 18.1%

Pax MSCI EAFE ESG Index ETF	2,087	44,015
Pax MSCI North America ESG Index ETF	18,531	502,005
Pax World Balanced Fund (b)	2,243	49,022
Pax World Global Green Fund (a)(b)	13,363	113,047
Pax World High Yield Bond Fund (b)	71,293	511,172
Pax World International Fund (b)	66,884	495,611

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost: $1,803,583)		1,714,872

NON-AFFILIATED INVESTMENT COMPANIES: 8.6%

Access Capital Community Investment Fund (b)	21,099	204,870
CRA Qualified Investment Fund (b)	22,707	251,366
Schroder Emerging Market Equity Fund (c)	31,488	358,965

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost: $888,942)		815,201

BONDS: 9.5%

CORPORATE BONDS: 2.7%

Consumer Discretionary: 0.3%
BorgWarner, Inc., 5.750%, 11/01/16	6,000	6,672
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	2,991
Home Depot, Inc., 5.950%, 04/01/41	7,000	9,067
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,738
Omnicom Group, Inc., 5.900%, 04/15/16	5,000	5,564

		30,032

Energy: 0.2%
Conoco, Inc., 6.950%, 04/15/29	5,000	6,836
MidAmerican Energy Co., 6.750%, 12/30/31	6,000	7,778
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,217

		17,831

Financials: 1.3%
BlackRock, Inc., 3.500%, 12/10/14	5,000	5,343
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,388
International Finance Corp., 2.250%, 04/28/14	10,000	10,360
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,666
JPMorgan Chase & Co., 4.650%, 06/01/14	10,000	10,565
Kemper Corp., 6.000%, 11/30/15	3,000	3,142

SEE NOTES TO FINANCIAL STATEMENTS	42

ESG Managers® Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

CORPORATE BONDS, continued
Financials, continued
Markel Corp.,
6.800%, 02/15/13	$10,000	$10,376
NASDAQ OMX Group,
4.000%, 01/15/15	6,000	6,152
Progressive Corp., The,
6.700%, 06/15/37	5,000	5,056
ProLogis LP,
6.125%, 12/01/16	10,000	10,932
State Street Corp.,
7.350%, 06/15/26	10,000	13,031
Wachovia Corp.,
5.500%, 05/01/13	10,000	10,554
Willis North America, Inc.,
5.625%, 07/15/15	10,000	10,627

		127,192

Health Care: 0.2%
DENTSPLY International, Inc.,
2.750%, 08/15/16	4,000	4,043
Howard Hughes Medical, Inc,
3.450%, 09/01/14	10,000	10,672
McKesson Corp.,
6.000%, 03/01/41	4,000	5,132

		19,847

Industrials: 0.2%
GATX Corp.,
9.000%, 11/15/13	8,270	9,274
Owens Corning, Inc.,
6.500%, 12/01/16	5,000	5,463
Verisk Analytics, Inc.,
5.800%, 05/01/21	5,000	5,392

		20,129

Information Technology: 0.2%
Analog Devices, Inc.,
5.000%, 07/01/14	5,000	5,460
Fiserv, Inc.,
3.125%, 06/15/16	4,000	4,077
KLA-Tencor Corp.,
6.900%, 05/01/18	6,000	6,928

		16,465

Materials: 0.1%
Domtar Corp.,
9.500%, 08/01/16	5,000	6,025

Telecommunication Services: 0.0%
Quest Corp.,
6750%, 12/01/21	3,000	3,278

Utilities: 0.2%
American Water Capital Corp.,
6.085%, 10/15/17	7,000	8,153
CMS Energy Corp.,
4.250%, 09/30/15	6,000	6,094

		14,247

TOTAL CORPORATE BONDS (Cost $240,002)		255,046

U.S. GOVERNMENT AGENCY BONDS: 0.9%
Federal Home Loan Bank System (Agency): 0.2%
5.000%, 11/17/17	15,000	18,025

Freddie Mac (Agency): 0.3%
3.750%, 03/27/19	23,000	26,297

Fannie Mae (Agency): 0.4%
4.125%, 04/15/14	15,000	16,240
5.375%, 07/15/16	12,000	14,301
6.625%. 11/15/30	5,000	7,428

		37,969

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $78,087)		82,291

GOVERNMENT BONDS: 0.2%
AID-Egypt,
4.450%, 09/15/15	10,000	11,197
U.S. Dept of Housing & Urban Development,
1.800%, 08/01/14	10,000	10,314

TOTAL GOVERNMENT BONDS (Cost $20,867)		21,511

43	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Growth Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
U.S. TREASURY NOTES: 3.3%
2.000%, 04/15/12 (TIPS)	$11,159	$11,215
0.625%, 04/15/13 (TIPS)	8,570	8,720
1.875%, 07/15/13 (TIPS)	18,493	19,350
0.125%, 08/31/13	80,000	79,872
1.250%, 04/15/14 (TIPS)	12,839	13,462
1.625%, 01/15/15 (TIPS)	3,558	3,839
0.500%, 04/15/15 (TIPS)	3,135	3,282
0.125%, 04/15/16 (TIPS)	21,543	22,472
1.375%, 07/15/18 (TIPS)	6,300	7,140
1.375%, 01/15/20 (TIPS)	8,377	9,546
2.125%, 08/15/21	80,000	82,062
2.375%, 01/15/25 (TIPS)	3,604	4,586
1.750%, 01/15/28 (TIPS)	27,022	32,529
3.375%, 04/15/32 (TIPS)	6,379	9,842

TOTAL U.S. TREASURY NOTES (Cost $294,538)		307,917

MORTGAGE-BACKED SECURITIES: 2.4%

Ginnie Mae (Mortgage-Backed): 1.2%
2.021%, 10/16/50	113,528	114,302

Freddie Mac (Mortgage-Backed): 0.7%
5.000%, 06/01/39	18,766	20,188
4.500%, 07/01/39	13,894	14,740
4.500%, 11/01/39	12,418	13,174
4.500%, 09/01/40	15,436	16,371

		64,473

Frannie Mae (Mortgage-Backed): 0.3%
6.040%, 07/01/13	9,390	9,435
4.000%, 01/01/41	9,302	9,784
3.500%, 02/01/41	9,470	9,751

		28,970

Commercial Mortgage-Backed: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp.,
4.865%, 03/15/46	$10,000	$10,531
LB-UBS Commercial Mortgage Trust,
4.559%, 09/15/27	10,000	10,060
LB-UBS Commercial Mortgage Trust,
4.647%, 07/15/30	2,618	2,629

		23,220

TOTAL MORTGAGE-BACKED SECURITIES (Cost $227,838)		230,965

TOTAL BONDS (Cost $861,332)		897,730

TOTAL INVESTMENTS: 98.5% (Cost $9,086,949)		9,345,917

OTHER ASSETS AND LIABILITIES—(Net): 1.5%		143,833

Net Assets: 100.0%		$9,489,750

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class share

ADR	American Depository Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS	44

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

STOCKS: 43.7%
COMMON STOCKS: 43.7%

Consumer Discretionary: 4.0%
Accor SA	64	$1,613
Arbitron, Inc.	125	4,301
BorgWarner, Inc. (a)	26	1,657
Cinemark Holdings, Inc.	491	9,079
Comcast Corp., Class A	29	688
Comcast Corp., Special, Class A	827	19,484
Darden Restaurants, Inc.	20	912
DeVry, Inc.	170	6,538
DISH Network Corp., Class A	713	20,306
Electrolux AB, Series B	107	1,700
Expedia, Inc.	24	696
GameStop Corp., Class A (a)	26	627
Gannett Co, Inc.	625	8,356
Hanesbrands, Inc. (a)	190	4,153
Hennes & Mauritz AB, B Shares	85	2,727
Home Depot, Inc.	393	16,522
International Game Technology	405	6,966
Interpublic Group of Cos., Inc., The	855	8,319
Johnson Controls, Inc.	403	12,598
KB Home	320	2,150
Limited Brands, Inc.	217	8,756
Macy’s, Inc.	23	740
Madison Square Garden Company, The, Class A (a)	85	2,434
McDonald’s Corp.	128	12,842
Meredith Corp.	140	4,571
Mohawk Industries, Inc. (a)	120	7,182
Newell Rubbermaid, Inc.	400	6,460
News Corp., Class A	1,669	29,775
NIKE, Inc., Class B	151	14,552
Nordstrom, Inc.	85	4,225
PulteGroup, Inc. (a)	795	5,016
Royal Caribbean Cruises, Ltd.	255	6,316
Scripps Networks Interactive, Class A	865	36,693
SES SA	614	14,709
Sharp Corp./Japan	283	2,467
Skullcandy, Inc. (a)	30	376
Sotheby’s	65	1,854
Staples, Inc.	196	2,722
Target Corp.	1,398	71,606
Time Warner Cable, Inc.	384	24,411
Time Warner, Inc.	799	28,877
Toll Brothers, Inc. (a)	170	3,472
TripAdvisor, Inc. (a)	24	606
Washington Post Co., The, Class B	8	3,015

		423,069

Consumer Staples: 4.2%
CVS Caremark Corp.	1,440	58,723
Coca-Cola Co., The	225	15,743
Corn Products International, Inc.	84	4,418
Cosan, Ltd., Class A	143	1,567
Danone	46	2,887
Energizer Holdings, Inc. (a)	40	3,099
HJ Heinz Co.	332	17,941
JM Smucker Co., The	259	20,246
Kellogg Co.	336	16,992
Kimberly-Clark Corp.	299	21,994
L’Oreal SA	25	2,604
McCormick & Co., Inc.	1,285	64,790
Natura Cosmeticos SA	104	2,022
PepsiCo, Inc.	277	18,379
Procter & Gamble Co., The	1,451	96,796
Safeway, Inc.	494	10,394
Sysco Corp.	1,613	47,309
Tesco PLC	285	1,783
Unilever NV	577	19,831
Unilever PLC, ADR	313	10,492
United Natural Foods, Inc. (a)	81	3,241
WD-40 Co.	335	13,537

		454,788

Energy: 5.5%
Apache Corp.	103	9,330
BG Group PLC, ADR	384	41,088
Baker Hughes, Inc.	93	4,524
Canadian Natural Resources, Ltd.	22	822
Cimarex Energy Co.	467	28,907
ConocoPhillips	389	28,346
Contango Oil & Gas Co. (a)	75	4,364
EQT Corp.	97	5,315
El Paso Corp.	1,036	27,527
Energen Corp.	540	27,000
Energy XXI Bermuda, Ltd. (a)	125	3,985
Enerplus Corp.	1,130	28,612
Ensco PLC , ADR	107	5,020
Kinder Morgan Management LLC	954	74,908
Newfield Exploration Co. (a)	1,191	44,936
Noble Corp. (a)	391	11,816
Noble Energy, Inc.	269	25,391
Penn West Petroleum, Ltd.	40	793

45	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Energy, continued
Petroleo Brasileiro SA, ADR	262	$6,511
Provident Energy, Ltd.	977	9,467
Quicksilver Resources, Inc. (a)	475	3,187
Rosetta Resources, Inc. (a)	41	1,784
Royal Dutch Shell PLC, ADR	349	25,508
Sasol Ltd., ADR	23	1,090
Seadrill, Ltd.	855	28,369
Spectra Energy Corp.	1,541	47,386
Statoil ASA, ADR	1,144	29,298
Suncor Energy, Inc.	416	11,993
W&T Offshore, Inc.	815	17,286
Weatherford International, Ltd. (a)	691	10,116
Williams Cos., Inc., The	594	19,614
YPF, ADR	275	9,536

		593,829

Financials: 5.2%
American Express Co.	360	16,981
Artio Global Investors, Inc.	520	2,538
Banco Bradesco SA, ADR	150	2,502
Bank of Montreal	200	10,962
Bank of New York Mellon Corp., The	492	9,796
BlackRock, Inc.	185	32,974
CBRE Group, Inc., Class A (a)	420	6,392
CapitaLand, Ltd.	622	1,059
Charles Schwab Corp., The	6,249	70,364
Cincinnati Financial Corp.	570	17,362
City National Corp.	55	2,430
Digital Realty Trust, Inc., REIT	330	22,001
First American Financial Corp.	725	9,186
First Horizon National Corp.	805	6,440
Growthpoint Properties, Ltd.	452	1,039
HCP, Inc., REIT	618	25,604
Hospitality Properties Trust, REIT	984	22,612
IntercontinentalExchange, Inc. (a)	12	1,447
JPMorgan Chase & Co.	917	30,490
Janus Capital Group, Inc.	1,135	7,162
Jones Lang LaSalle, Inc.	105	6,432
KKR & Co., LP	335	4,298
Lazard, Ltd., LP, Class A	310	8,094
Loews Corp.	366	13,780
Marsh & McLennan Cos., Inc.	563	17,802
MetLife, Inc.	321	10,009
Och-Ziff Capital Mgmt. Group, LP, Class A	42	353
Pinnacle Financial Partners, Inc. (a)	330	5,330
Plum Creek Timber Co., Inc., REIT	30	1,097
Potlatch Corp., REIT	71	2,209
Progressive Corp., The	2,621	51,136
Royal Bank of Canada (Canadian)	39	1,990
SEI Investments Co.	1,339	23,232
State Street Corp.	371	14,955
Tower Group, Inc.	165	3,328
Travelers Cos., Inc., The	266	15,739
U.S. Bancorp	1,137	30,756
Unibail-Rodamco SE, REIT	12	2,148
Valley National Bancorp	977	12,084
Wells Fargo & Co.	1,219	33,595

		557,708

Health Care: 6.2%
Abbott Laboratories	1,155	64,946
Amgen, Inc.	46	2,954
Baxter International, Inc.	128	6,333
Becton Dickinson & Co.	457	34,147
Bio-Rad Laboratories, Inc., Class A (a)	80	7,683
Charles River Laboratories Intl., Inc. (a)	195	5,329
Covidien PLC	600	27,006
Cyberonics, Inc. (a)	50	1,675
Eli Lilly & Co.	449	18,660
Furiex Pharmaceutical, Inc. (a)	100	1,671
Gen-Probe, Inc. (a)	340	20,101
Genomic Health, Inc. (a)	125	3,174
Gilead Sciences, Inc. (a)	1,100	45,023
GlaxoSmithKline PLC, ADR	641	29,249
Hospira, Inc. (a)	855	25,966
Johnson & Johnson	753	49,382
LHC Group, Inc. (a)	140	1,796
Life Technologies Corp. (a)	57	2,218
Merck & Co., Inc.	1,276	48,105
Novartis AG	128	7,308
Novartis AG, ADR	661	37,789
Novo Nordisk A/S, ADR	165	19,018
Novo Nordisk A/S, B Shares	82	9,420
Olympus Corp.	85	1,117
Patterson Cos., Inc.	705	20,812
Pfizer, Inc.	1,410	30,512
Roche Holding AG	75	12,684
Roche Holding AG, ADR	652	27,743
Salix Pharmaceuticals, Ltd. (a)	75	3,589
Sirona Dental Systems, Inc. (a)	30	1,321
Smith & Nephew PLC	214	2,077

SEE NOTES TO FINANCIAL STATEMENTS	46

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Health Care, continued
St. Jude Medical, Inc.	22	$755
Symmetry Medical, Inc. (a)	305	2,437
Teleflex, Inc.	815	49,951
VCA Antech, Inc. (a)	345	6,814
Valeant Pharmaceuticals International (a)	435	20,310
Waters Corp. (a)	46	3,406
WellPoint, Inc.	168	11,130
Zimmer Holdings, Inc. (a)	100	5,343

		668,954

Industrials: 5.1%
3M Co.	376	30,730
ABB, Ltd. (a)	107	2,010
Abengoa SA	71	1,500
Ameresco, Inc., Class A (a)	128	1,756
Atlas Copco AB, A Shares	171	3,664
Bombardier, Inc., Class B	120	478
Brady Corp., Class A	190	5,998
Brink’s Co., The.	115	3,091
CCR SA	165	1,081
Canadian National Railway Co.	191	15,005
Canadian Pacific Railway, Ltd.	32	2,168
Cooper Industries PLC	260	14,079
Cummins, Inc.	41	3,609
Danaher Corp.	1,401	65,903
Deere & Co.	147	11,370
Dun & Bradstreet Corp.	70	5,238
East Japan Railway Co.	56	3,569
Eaton Corp.	73	3,178
Emerson Electric Co.	478	22,270
Expeditors International of Washington, Inc.	100	4,096
FedEx Corp.	21	1,754
General Electric Co.	2,420	43,342
Genesee & Wyoming, Inc., Class A (a)	1	61
Herman Miller, Inc.	1,006	18,561
Honeywell International, Inc.	437	23,751
ICF International, Inc. (a)	480	11,894
IDEX Corp.	140	5,195
Illinois Tool Works, Inc.	364	17,002
Insperity, Inc.	235	5,957
Interface, Inc., Class A	350	4,039
Iron Mountain, Inc.	685	21,098
Kurita Water Industries, Ltd.	83	2,155
Masco Corp.	158	1,656
Mitsubishi Electric Corp.	283	2,712
Mitsui OSK Lines, Ltd.	283	1,091
MTR Corp.	638	2,066
Nordson Corp.	62	2,553
Pentair, Inc.	233	7,757
Royal Philips	100	2,095
Royal Philips (Netherlands)	15	315
RR Donnelley & Sons, Co.	1,359	19,610
Schneider Electric SA	43	2,248
Siemens AG	24	2,296
Simpson Manufacturing Co., Inc.	130	4,376
Skanska AB, B Shares	62	1,023
SKF AB, B Shares	152	3,204
Stanley Black & Decker, Inc.	87	5,881
Stericycle, Inc. (a)	9	701
Tennant Co.	57	2,216
Timken Co.	56	2,168
United Parcel Service, Inc., Class B	390	28,544
Verisk Analytics, Inc., Class A (a)	280	11,236
Vestas Wind Systems A/S (a)	114	1,226
Waste Management, Inc.	2,068	67,645
Watsco, Inc.	12	789
WW Grainger, Inc.	107	20,030

		549,040

Information Technology: 7.1%
Accenture PLC, Class A	255	13,574
Adobe Systems, Inc. (a)	82	2,318
Altera Corp.	1,173	43,518
Anixter International, Inc. (a)	453	27,017
Apple, Inc. (a)	23	9,315
Applied Materials, Inc.	196	2,099
Autodesk, Inc. (a)	92	2,790
Brocade Communications Systems, Inc. (a)	1,040	5,398
Canon, Inc.	104	4,577
Ceragon Networks, Ltd. (a)	520	4,004
Ciena Corp. (a)	420	5,082
Cisco Systems, Inc.	604	10,920
Citrix Systems, Inc. (a)	5	304
Clicksoftware Technologies, Ltd.	350	3,357
Cognizant Technology Solutions, Class A (a)	22	1,415
Corning, Inc.	143	1,856
Cree, Inc. (a)	64	1,411
DragonWave, Inc. (a)	550	1,898

47	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Information Technology, continued
eBay, Inc. (a)	93	$2,821
Electronics for Imaging, Inc. (a)	45	641
EMC Corp. (a)	382	8,228
EZchip Semiconductor, Ltd. (a)	165	4,674
F5 Networks, Inc. (a)	3	318
Fair Isaac Corp.	220	7,885
Finisar Corp. (a)	625	10,466
Google, Inc., Class A (a)	161	103,990
Harmonic, Inc. (a)	1,000	5,040
Hewlett-Packard Co.	1,492	38,434
IBM	193	35,489
Intel Corp.	1,338	32,447
InterDigital, Inc.	20	871
Intuit, Inc.	126	6,626
Itron, Inc. (a)	39	1,395
Juniper Networks, Inc. (a)	42	857
MasterCard, Inc., Class A	156	58,160
Maxim Integrated Products, Inc.	680	17,707
Mentor Graphics Corp. (a)	310	4,204
Microchip Technology, Inc.	651	23,846
Micron Technology, Inc. (a)	144	906
Microsoft Corp.	609	15,810
MIPS Technologies, Inc. (a)	120	535
Motorola Solutions, Inc.	757	35,042
National Instruments Corp.	965	25,042
NetApp, Inc. (a)	80	2,902
Oracle Corp.	55	1,411
Paychex, Inc.	995	29,959
PMC - Sierra, Inc. (a)	845	4,656
Qualcomm, Inc.	526	28,772
Quest Software, Inc. (a)	185	3,441
Riverbed Technology, Inc. (a)	55	1,293
Solarworld AG	356	1,499
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	65	839
TE Connectivity, Ltd.	372	11,461
Teradata Corp. (a)	12	582
Texas Instruments, Inc.	1,392	40,521
VeriSign, Inc.	705	25,182
Websense, Inc. (a)	200	3,745
Xerox Corp	2,106	16,763

		755,313

Materials: 1.8%
Air Liquide SA	16	1,976
Air Products & Chemicals, Inc.	216	18,401
Calgon Carbon Corp. (a)	345	5,420
Crown Holdings, Inc. (a)	314	10,544
Ecolab, Inc.	627	36,247
International Paper Co.	626	18,530
MeadWestvaco Corp.	591	17,700
Molycorp, Inc. (a)	10	240
Novozymes A/S, ADR	330	10,197
Novozymes A/S, B Shares	165	5,083
Nucor Corp.	101	3,997
Potash Corp. of Saskatchewan, Inc.	31	1,280
Praxair, Inc.	407	43,508
Rio Tinto PLC, ADR	54	2,642
Schnitzer Steel Industries, Inc., Class A	43	1,818
Sonoco Products Co.	33	1,088
Svenska Cellulosa AB, B Shares	244	3,602
Syngenta AG, ADR (a)	50	2,947
Teijin, Ltd.	565	1,733
Umicore SA	56	2,300
Vale SA, ADR	28	600

		189,853

Telecommunication Services: 1.6%
AT&T, Inc.	1,205	36,439
America Movil SAB de CV, Series L, ADR	186	4,204
American Tower Corp., Class A	123	7,381
BCE, Inc.	261	10,876
CenturyLink, Inc.	419	15,587
China Mobile, Ltd.	365	3,546
Portugal Telecom SGPS SA	117	674
Telefonica SA	356	6,133
Telefonica SA, ADR	1,389	23,877
Verizon Communications, Inc.	296	11,876
Vodafone Group PLC, ADR	1,239	34,729
Windstream Corp.	1,480	17,376

		172,698

Utilities: 3.0%
AGL Resources, Inc.	410	17,327
Acciona SA	18	1,547
American Water Works Co., Inc.	1,313	41,832
CenterPoint Energy, Inc.	34	683
Enel Green Power SpA	713	1,486
Hyflux, Ltd.	1,230	1,142
Iberdrola SA	151	943
MDU Resources Group, Inc.	1,340	28,756
National Grid PLC	285	2,755
National Grid PLC, ADR	474	22,980
NiSource, Inc.	2,138	50,906

SEE NOTES TO FINANCIAL STATEMENTS	48

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Utilities, continued
Northeast Utilities	264	$9,522
Northwest Natural Gas Co.	390	18,693
ONEOK, Inc.	618	53,574
Ormat Technologies, Inc.	121	2,182
Portland General Electric Co.	100	2,529
Questar Corp.	2,149	42,679
Red Electrica Corp. SA	53	2,263
SABESP, ADR	14	779
SSE PLC	143	2,862
Sempra Energy	355	19,525
Verbund AG	46	1,234
Xcel Energy, Inc.	13	360

		326,559

TOTAL COMMON STOCKS (Cost $4,411,843)		4,691,811

PREFERRED STOCK: 0.0%

Consumer Staples: 0.0%
Henkel AG & Co KGaA	42	2,421

TOTAL PREFERRED STOCK (Cost $2,634)		2,421

TOTAL STOCKS (Cost $4,414,477)		4,694,232

AFFILIATED INVESTMENT COMPANIES: 14.8%
Pax MSCI EAFE ESG Index ETF	6,020	126,962
Pax MSCI North America ESG Index ETF	25,385	687,680
Pax World Balanced Fund (b)	3,100	67,755
Pax World Global Green Fund (a)(b)	13,262	112,199
Pax World High Yield Bond Fund (b)	50,872	364,749
Pax World International Fund (b)	30,259	224,219

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,627,514)		1,583,564

NON-AFFILIATED INVESTMENT COMPANIES: 11.9%
Access Capital Community Investment Fund (b)	50,098	486,451
CRA Qualified Investment Fund (b)	37,578	415,987
Schroder Emerging Market Equity Fund (c)	32,496	370,453

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $1,341,563)		1,272,891

BONDS: 27.4%

CORPORATE BONDS: 8.4%

Consumer Discretionary: 1.0%
BorgWarner, Inc.,
5.750%, 11/01/16	$20,000	22,240
Ethan Allen Global, Inc.,
5.375%, 10/01/15	11,000	10,967
Home Depot, Inc.,
5.950%, 04/01/41	22,000	28,495
Interpublic Group of Cos., Inc., The,
10.000%, 07/15/17	15,000	17,213
Omnicom Group, Inc.,
5.900%, 04/15/16	25,000	27,823

		106,738

Energy: 0.8%
Conoco, Inc.,
6.950%, 04/15/29	25,000	34,178
MidAmerican Energy Co.,
6.750%, 12/30/31	30,000	38,889
Newfield Exploration Co.,
7.125%, 05/15/18	11,000	11,797

		84,864

Financials: 3.8%
BlackRock, Inc.,
3.500%, 12/10/14	20,000	21,372
Ford Motor Credit Co., LLC,
7.000%, 04/15/15	15,000	16,163
International Finance Corp.,
2.250%, 04/28/14	35,000	36,262
Intl. Bank for Reconstruction and Development,
2.000%, 12/04/13	75,000	76,997
JPMorgan Chase & Co.,
4.650%, 06/01/14	25,000	26,412
Kemper Corp.,
6.000%, 11/30/15	11,000	11,519

49	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

CORPORATE BONDS, continued

Financials, continued
Markel Corp., 6.800%, 02/15/13	$30,000	$31,129
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,610
Progressive Corp., The, 6.700%, 06/15/37	25,000	25,279
ProLogis LP, 6.125%, 12/01/16	30,000	32,796
State Street Corp., 7.350%, 06/15/26	20,000	26,061
Wachovia Corp., 5.500%, 05/01/13	35,000	36,940
Willis North America, Inc., 5.625%, 07/15/15	30,000	31,881

		397,421

Health Care: 0.7%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,128
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	48,023
McKesson Corp., 6.000%, 03/01/41	11,000	14,115

		74,266

Industrials: 0.7%
GATX Corp., 9.000%, 11/15/13	28,945	32,459
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,666
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	19,412

		71,537

Information Technology: 0.6%
Analog Devices, Inc., 5.000%, 07/01/14	25,000	27,301
Fiserv, Inc., 3.125%, 06/15/16	15,000	15,289
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	25,402

		67,992

Materials: 0.2%
Domtar Corp., 9.500%, 08/01/16	16,000	19,280

Telecommunication Services: 0.1%
Qwest Corp., 6.750%, 12/01/21	10,000	10,925

Utilities: 0.5%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,117
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,346

		51,463

TOTAL CORPORATE BONDS (Cost $832,753)		884,486

U.S. GOVERNMENT AGENCY BONDS: 2.1%

Federal Home Loan Bank System (Agency): 0.6%
5.000%, 11/17/17	50,000	60,083

Freddie Mac (Agency): 0.8%
3.750%, 03/27/19	78,000	89,182

Fannie Mae (Agency): 0.7%
1.250%, 08/20/13	20,000	20,288
4.125%, 04/15/14	15,000	16,240
4.375%, 10/15/15	30,000	33,930
5.375%, 07/15/16	5,000	5,959

		76,417

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $214,938)		225,682

GOVERNMENT BONDS: 0.6%

AID-Egypt, 4.450%, 09/15/15	35,000	39,189
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,786

TOTAL GOVERNMENT BONDS (Cost $63,033)		64,975

MUNICIPAL BONDS: 1.7%

Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	50,000	56,125
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	125,825

TOTAL MUNICIPAL BONDS (Cost $169,956)		181,950

SEE NOTES TO FINANCIAL STATEMENTS	50

ESG Managers® Moderate Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

U.S. TREASURY NOTES: 7.1%
2.000%, 04/15/12 (TIPS)	$26,781	$26,915
0.625%, 04/15/13 (TIPS)	32,139	32,701
1.875%, 07/15/13 (TIPS)	45,617	47,730
0.125%, 08/31/13	100,000	99,840
2.000%, 07/15/14 (TIPS)	45,648	49,211
1.625%, 01/15/15 (TIPS)	8,301	8,958
0.500%, 04/15/15 (TIPS)	119,115	124,708
1.375%, 07/15/18 (TIPS)	64,054	72,591
1.375%, 01/15/20 (TIPS)	47,120	53,695
2.125%, 08/15/21	101,000	103,604
2.375%, 01/15/25 (TIPS)	4,805	6,115
2.375%, 01/15/27 (TIPS)	14,597	18,870
1.750%, 01/15/28 (TIPS)	75,660	91,082
3.375%, 04/15/32 (TIPS)	16,584	25,590

TOTAL U.S. TREASURY NOTES (Cost $711,291)		761,610

MORTGAGE-BACKED SECURITIES: 7.5%

Ginnie Mae (Mortgage-Backed): 2.4%
3.459%, 05/16/36	125,000	132,976
4.500%, 08/20/41	113,819	124,215

		257,191

Freddie Mac (Mortgage-Backed): 2.9%
5.000%, 07/15/37	75,835	82,995
5.000%, 06/01/39	59,424	63,930
4.500%, 07/01/39	54,114	57,408
4.500%, 11/01/39	44,842	47,571
4.500%, 09/01/40	57,885	61,390

		313,294

Fannie Mae (Mortgage-Backed): 1.1%
6.040%, 07/01/13	18,779	18,870
6.625%, 11/15/30	22,000	32,686
4.000%, 01/01/41	32,559	34,243
3.500%, 02/01/41	33,145	34,128

		119,927

Commercial Mortgage-Backed: 1.1%
CS First Boston Mortgage Securities Co., 5.120%, 08/15/38	13,107	13,201
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	47,390
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	12,306	12,720
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,209
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	9,350	9,390

		117,910

TOTAL MORTGAGE-BACKED SECURITIES (Cost $783,803)		808,322

TOTAL BONDS
(Cost: $2,775,774)		2,927,025

TOTAL INVESTMENTS: 97.8%
(Cost $10,159,328)		10,447,712

OTHER ASSETS AND LIABILITIES—(Net): 2.2%		232,492

Net Assets: 100.0%		$10,710,204

(a)	Non income producing security
(b)	Institutional Class shares
(c)	Investor Class shares
ADR	American Depository Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

51	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

STOCKS: 23.9%

COMMON STOCKS: 23.9%

Consumer Discretionary: 2.2%
Accor SA	21	$529
Arbitron, Inc.	50	1,721
Cinemark Holdings, Inc.	206	3,809
Comcast Corp., Special, Class A	306	7,209
DeVry, Inc.	65	2,500
DISH Network Corp., Class A	253	7,205
Electrolux AB, Series B	35	556
Gannett Co, Inc.	245	3,276
Hanesbrands, Inc. (a)	75	1,640
Hennes & Mauritz AB, B Shares	21	674
Home Depot, Inc.	136	5,717
International Game Technology	160	2,752
Interpublic Group of Cos., Inc., The	335	3,260
Johnson Controls, Inc.	128	4,001
KB Home	130	874
Limited Brands, Inc.	88	3,551
Madison Square Garden Company, The, Class A (a)	35	1,002
McDonald’s Corp.	43	4,314
Meredith Corp.	55	1,796
Mohawk Industries, Inc. (a)	50	2,993
Newell Rubbermaid, Inc.	150	2,423
News Corp., Class A	659	11,757
NIKE, Inc., Class B	48	4,626
Nordstrom, Inc.	35	1,740
PulteGroup, Inc. (a)	310	1,956
Royal Caribbean Cruises, Ltd.	100	2,477
Scripps Networks Interactive, Class A	309	13,108
SES SA	242	5,798
Sharp Corp./Japan	162	1,412
Sotheby’s	25	713
Staples, Inc.	63	875
Target Corp.	463	23,715
Time Warner Cable, Inc.	129	8,201
Time Warner, Inc.	258	9,323
Toll Brothers, Inc. (a)	65	1,326
Washington Post Co., The, Class B	3	1,130

		149,959

Consumer Staples: 2.3%
Coca-Cola Co., The	76	5,318
Cosan, Ltd., Class A	46	504
CVS Caremark Corp.	466	19,003
Danone	15	941
Energizer Holdings, Inc. (a)	15	1,162
HJ Heinz Co.	141	7,620
JM Smucker Co., The	94	7,348
Kellogg Co.	117	5,917
Kimberly-Clark Corp.	100	7,356
L’Oreal SA	8	833
McCormick & Co., Inc.	444	22,386
Natura Cosmeticos SA	23	447
PepsiCo, Inc.	90	5,972
Procter & Gamble Co., The	482	32,154
Safeway, Inc.	170	3,577
Sysco Corp.	513	15,046
Tesco PLC	92	576
Unilever NV	200	6,874
Unilever PLC, ADR	101	3,386
United Natural Foods, Inc. (a)	26	1,040
WD-40 Co.	105	4,243

		151,703

Energy: 3.1%
Apache Corp.	32	2,899
BG Group PLC, ADR	138	14,766
Cimarex Energy Co.	167	10,337
ConocoPhillips	136	9,910
Contango Oil & Gas Co. (a)	30	1,745
El Paso Corp.	348	9,246
Energen Corp.	165	8,250
Energy XXI Bermuda, Ltd. (a)	50	1,594
Enerplus Corp.	472	11,951
Kinder Morgan Management LLC	398	31,251
Newfield Exploration Co. (a)	433	16,337
Noble Corp. (a)	135	4,080
Noble Energy, Inc.	86	8,118
Petroleo Brasileiro SA, ADR	91	2,261
Provident Energy, Ltd.	409	3,963
Quicksilver Resources, Inc. (a)	185	1,241
Royal Dutch Shell PLC, ADR	117	8,552
Seadrill, Ltd.	360	11,945
Spectra Energy Corp.	599	18,419
Statoil ASA, ADR	423	10,833
Suncor Energy, Inc.	116	3,344
W&T Offshore, Inc.	270	5,727
Weatherford International, Ltd. (a)	236	3,455
Williams Cos., Inc., The	250	8,255
YPF, ADR	120	4,162

		212,641

SEE NOTES TO FINANCIAL STATEMENTS	52

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued

Financials: 2.9%
American Express Co.	113	$5,330
Artio Global Investors, Inc.	205	1,000
Banco Bradesco SA, ADR	48	801
Bank of Montreal	82	4,494
Bank of New York Mellon Corp., The	147	2,927
BlackRock, Inc.	65	11,586
CapitaLand, Ltd.	201	342
CBRE Group, Inc., Class A (a)	165	2,511
Charles Schwab Corp., The	2,092	23,556
Cincinnati Financial Corp.	239	7,280
City National Corp.	25	1,105
Digital Realty Trust, Inc., REIT	135	9,000
First American Financial Corp.	295	3,738
First Horizon National Corp.	330	2,640
Growthpoint Properties, Ltd.	146	335
HCP, Inc., REIT	260	10,772
Hospitality Properties Trust, REIT	398	9,146
IntercontinentalExchange, Inc. (a)	4	482
Janus Capital Group, Inc.	450	2,840
Jones Lang LaSalle, Inc.	45	2,757
JPMorgan Chase & Co.	288	9,576
KKR & Co., LP	130	1,668
Lazard, Ltd., LP, Class A	120	3,133
Loews Corp.	123	4,631
Marsh & McLennan Cos., Inc.	192	6,071
MetLife, Inc.	110	3,430
Pinnacle Financial Partners, Inc. (a)	130	2,100
Potlatch Corp., REIT	23	716
Progressive Corp., The	941	18,359
Royal Bank of Canada (Canadian)	13	663
SEI Investments Co.	446	7,738
State Street Corp.	114	4,595
Tower Group, Inc.	75	1,513
Travelers Cos., Inc., The	92	5,444
U.S. Bancorp	383	10,360
Unibail-Rodamco SE, REIT	4	716
Valley National Bancorp	409	5,059
Wells Fargo & Co.	415	11,436

		199,850

Health Care: 3.5%
Abbott Laboratories	451	25,360
Baxter International, Inc.	42	2,078
Becton Dickinson & Co.	136	10,162
Bio-Rad Laboratories, Inc., Class A (a)	30	2,881
Charles River Laboratories Intl., Inc. (a)	75	2,050
Covidien PLC	228	10,262
Cyberonics, Inc. (a)	20	670
Eli Lilly & Co.	188	7,813
Furiex Pharmaceutical, Inc. (a)	45	752
Genomic Health, Inc. (a)	50	1,270
Gen-Probe, Inc. (a)	110	6,503
Gilead Sciences, Inc. (a)	355	14,530
GlaxoSmithKline PLC, ADR	269	12,274
Hospira, Inc. (a)	310	9,415
Johnson & Johnson	291	19,084
LHC Group, Inc. (a)	60	770
Life Technologies Corp. (a)	18	700
Merck & Co., Inc.	489	18,435
Novartis AG	42	2,398
Novartis AG, ADR	215	12,292
Novo Nordisk A/S, ADR	64	7,377
Novo Nordisk A/S, B Shares	27	3,102
Olympus Corp.	32	421
Patterson Cos., Inc.	230	6,790
Pfizer, Inc.	528	11,426
Roche Holding AG	18	3,044
Roche Holding AG, ADR	240	10,212
Salix Pharmaceuticals, Ltd. (a)	30	1,436
Sirona Dental Systems, Inc. (a)	15	661
Smith & Nephew PLC	69	670
Symmetry Medical, Inc. (a)	120	959
Teleflex, Inc.	275	16,855
Valeant Pharmaceuticals International (a)	140	6,537
VCA Antech, Inc. (a)	135	2,665
Waters Corp. (a)	15	1,110
WellPoint, Inc.	58	3,842
Zimmer Holdings, Inc. (a)	40	2,136

		238,942

Industrials: 2.7%
3M Co.	133	10,870
ABB, Ltd. (a)	35	658
Abengoa SA	23	486
Ameresco, Inc., Class A (a)	42	576
Atlas Copco AB, A Shares	55	1,178
Brady Corp., Class A	75	2,368
Brink’s Co., The.	45	1,210
Canadian National Railway Co.	73	5,735
Canadian Pacific Railway, Ltd.	10	677

53	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued
Industrials, continued
Cooper Industries PLC	90	$4,874
Danaher Corp.	505	23,755
Deere & Co.	10	774
Dun & Bradstreet Corp.	27	2,020
East Japan Railway Co.	33	2,103
Eaton Corp.	24	1,045
Emerson Electric Co.	137	6,383
Expeditors International of Washington, Inc.	12	492
FedEx Corp.	7	585
General Electric Co.	917	16,423
Herman Miller, Inc.	387	7,140
Honeywell International, Inc.	145	7,881
ICF International, Inc. (a)	184	4,560
IDEX Corp.	55	2,041
Illinois Tool Works, Inc.	123	5,745
Insperity, Inc.	100	2,535
Interface, Inc., Class A	140	1,616
Iron Mountain, Inc.	210	6,468
Kurita Water Industries, Ltd.	30	779
Mitsubishi Electric Corp.	100	958
Mitsui OSK Lines, Ltd.	100	386
MTR Corp.	422	1,367
Pentair, Inc.	85	2,830
Royal Philips	32	670
RR Donnelley & Sons, Co.	568	8,196
Schneider Electric SA	14	732
Siemens AG	8	765
Simpson Manufacturing Co., Inc.	45	1,515
Skanska AB, B Shares	20	330
SKF AB, B Shares	49	1,033
Stanley Black & Decker, Inc.	36	2,434
Tennant Co.	18	700
United Parcel Service, Inc., Class B	130	9,515
Verisk Analytics, Inc., Class A (a)	95	3,811
Vestas Wind Systems A/S (a)	37	397
Waste Management, Inc.	683	22,340
WW Grainger, Inc.	39	7,300

		186,256

Information Technology: 3.7%
Accenture PLC, Class A	90	4,791
Adobe Systems, Inc. (a)	27	763
Altera Corp.	412	15,285
Anixter International, Inc. (a)	168	10,020
Apple, Inc. (a)	2	810
Applied Materials, Inc.	63	675
Autodesk, Inc. (a)	26	789
Brocade Communications Systems, Inc. (a)	445	2,310
Canon, Inc.	52	2,288
Ceragon Networks, Ltd. (a)	200	1,540
Ciena Corp. (a)	175	2,118
Cisco Systems, Inc.	219	3,960
Clicksoftware Technologies, Ltd.	135	1,295
Corning, Inc.	46	597
Cree, Inc. (a)	21	463
DragonWave, Inc. (a)	215	742
eBay, Inc. (a)	30	910
Electronics for Imaging, Inc. (a)	25	356
EZchip Semiconductor, Ltd. (a)	70	1,983
Fair Isaac Corp.	85	3,046
Finisar Corp. (a)	265	4,437
Google, Inc., Class A (a)	56	36,170
Harmonic, Inc. (a)	380	1,915
Hewlett-Packard Co.	491	12,648
IBM	59	10,849
Intel Corp.	548	13,289
Itron, Inc. (a)	13	465
MasterCard, Inc., Class A	54	20,132
Maxim Integrated Products, Inc.	286	7,447
Mentor Graphics Corp. (a)	115	1,559
Microchip Technology, Inc.	273	10,000
Microsoft Corp.	212	5,504
MIPS Technologies, Inc. (a)	50	223
Motorola Solutions, Inc.	248	11,480
National Instruments Corp.	339	8,797
NetApp, Inc. (a)	15	544
Paychex, Inc.	310	9,334
PMC - Sierra, Inc. (a)	350	1,929
Qualcomm, Inc.	125	6,838
Quest Software, Inc. (a)	70	1,302
Solarworld AG	115	484
TE Connectivity, Ltd.	127	3,913
Texas Instruments, Inc.	501	14,584
VeriSign, Inc.	225	8,037
Websense, Inc. (a)	90	1,686
Xerox Corp	722	5,746

		254,053

Materials: 0.9%
Air Liquide SA	5	617
Air Products & Chemicals, Inc.	71	6,048
Calgon Carbon Corp. (a)	135	2,121

SEE NOTES TO FINANCIAL STATEMENTS	54

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

COMMON STOCKS, continued
Materials, continued
Crown Holdings, Inc. (a)	106	$3,559
Ecolab, Inc.	220	12,718
International Paper Co.	264	7,814
MeadWestvaco Corp.	248	7,428
Novozymes A/S, ADR	113	3,492
Novozymes A/S, B Shares	60	1,848
Nucor Corp.	16	633
Praxair, Inc.	138	14,752
Schnitzer Steel Industries, Inc., Class A	14	592
Sonoco Products Co.	11	363
Svenska Cellulosa AB, B Shares	79	1,166
Teijin, Ltd.	301	924
Umicore SA	18	740

		64,815

Telecommunication Services: 0.9%
AT&T, Inc.	462	13,971
BCE, Inc.	101	4,209
CenturyLink, Inc.	138	5,134
China Mobile, Ltd.	314	3,051
Telefonica SA	115	1,981
Telefonica SA, ADR	557	9,575
Verizon Communications, Inc.	102	4,092
Vodafone Group PLC, ADR	450	12,614
Windstream Corp.	619	7,267

		61,894

Utilities: 1.7%
Acciona SA	6	516
AGL Resources, Inc.	145	6,128
American Water Works Co., Inc.	549	17,491
Enel Green Power SpA	231	481
Hyflux, Ltd.	414	384
Iberdrola SA	49	306
MDU Resources Group, Inc.	410	8,799
National Grid PLC	92	889
National Grid PLC, ADR	199	9,648
NiSource, Inc.	896	21,334
Northeast Utilities	107	3,859
Northwest Natural Gas Co.	125	5,991
ONEOK, Inc.	217	18,812
Ormat Technologies, Inc.	39	703
Portland General Electric Co.	32	809
Questar Corp.	724	14,379
Red Electrica Corp. SA	17	726
SABESP, ADR	5	278
Sempra Energy	123	6,765
SSE PLC	46	921
Verbund AG	15	402

		119,621

TOTAL COMMON STOCKS (Cost $1,520,974)		1,639,734

PREFERRED STOCK: 0.0%

Consumer Staples: 0.0%
Henkel AG & Co KGaA	15	865

TOTAL PREFERRED STOCK (Cost $941)		865

TOTAL STOCKS (Cost $1,521,915)		1,640,599

AFFILIATED INVESTMENT COMPANIES: 13.3%
Pax MSCI EAFE ESG Index ETF	1,323	27,902
Pax MSCI North America ESG Index ETF	6,556	177,602
Pax World Balanced Fund (b)	11,033	241,172
Pax World Global Green Fund (a)(b)	6,815	57,653
Pax World High Yield Bond Fund (b)	40,632	291,332
Pax World International Fund (b)	15,142	112,204

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $931,543)		907,865

NON-AFFILIATED INVESTMENT COMPANIES: 13.5%
Access Capital Community Investment Fund (b)	40,998	398,087
CRA Qualified Investment Fund (b)	35,050	388,007
Schroder Emerging Market Equity Fund (c)	12,181	138,868

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $947,791)		924,962

55	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

BONDS: 44.0%

CORPORATE BONDS: 13.4%

Consumer Discretionary: 1.7%
BorgWarner, Inc.,
5.750%, 11/01/16	$24,000	$26,688
Ethan Allen Global, Inc.,
5.375%, 10/01/15	11,000	10,967
Home Depot, Inc.,
5.950%, 04/01/41	21,000	27,200
Interpublic Group of Cos., Inc., The,
10.000%, 07/15/17	15,000	17,213
Omnicom Group, Inc.,
5.900%, 04/15/16	25,000	27,823

		109,891

Energy: 1.2%
Conoco, Inc.,
6.950%, 04/15/29	25,000	34,178
MidAmerican Energy Co.,
6.750%, 12/30/31	30,000	38,889
Newfield Exploration Co.,
7.125%, 05/15/18	11,000	11,797

		84,864

Financials: 6.1%
BlackRock, Inc.,
3.500%, 12/10/14	25,000	26,714
Ford Motor Credit Co., LLC,
7.000%, 04/15/15	15,000	16,163
International Finance Corp.,
2.250%, 04/28/14	35,000	36,262
Intl. Bank for Reconstruction and Development,
2.000%, 12/04/13	75,000	76,997
JPMorgan Chase & Co.,
4.650%, 06/01/14	25,000	26,412
Kemper Corp., 6.000%,
11/30/15	11,000	11,519
Markel Corp.,
6.800%, 02/15/13	35,000	36,317
NASDAQ OMX Group,
4.000%, 01/15/15	24,000	24,610
Progressive Corp., The,
6.700%, 06/15/37	25,000	25,279
ProLogis LP,
6.125%, 12/01/16	35,000	38,262
State Street Corp.,
7.350%, 06/15/26	20,000	26,061
Wachovia Corp.,
5.500%, 05/01/13	35,000	36,940
Willis North America, Inc.,
5.625%, 07/15/15	35,000	37,195

		418,731

Health Care: 1.1%
DENTSPLY International, Inc.,
2.750%, 08/15/16	12,000	12,128
Howard Hughes Medical, Inc,
3.450%, 09/01/14	45,000	48,024
McKesson Corp.,
6.000%, 03/01/41	11,000	14,114

		74,266

Industrials: 1.1%
GATX Corp.,
9.000%, 11/15/13	28,945	32,459
Owens Corning, Inc.,
6.500%, 12/01/16	20,000	21,851
Verisk Analytics, Inc.,
5.800%, 05/01/21	17,000	18,333

		72,643

Information Technology: 1.0%
Analog Devices, Inc.,
5.000%, 07/01/14	25,000	27,301
Fiserv, Inc.,
3.125%, 06/15/16	15,000	15,289
KLA-Tencor Corp.,
6.900%, 05/01/18	22,000	25,402

		67,992

Materials: 0.3%
Domtar Corp.,
9.500%, 08/01/16	17,000	20,485

Telecommunication Services: 0.2%
Qwest Corp.,
6.750%, 12/01/21	11,000	12,018

Utilities: 0.7%
American Water Capital Corp.,
6.085%, 10/15/17	25,000	29,117
CMS Energy Corp.,
4.250%, 09/30/15	22,000	22,345

		51,462

SEE NOTES TO FINANCIAL STATEMENTS	56

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

CORPORATE BONDS, continued

TOTAL CORPORATE BONDS (Cost $859,430)		$912,352

U.S. GOVERNMENT AGENCY BONDS: 3.4%

Federal Home Loan Bank System (Agency): 0.9%
5.000%, 11/17/17	$50,000	60,083
Freddie Mac (Agency): 1.4%
3.750%, 03/27/19	85,000	97,186

Fannie Mae (Agency): 1.1%
1.250%, 08/20/13	17,000	17,245
4.125%, 04/15/14	10,000	10,826
5.375%, 07/15/16	15,000	17,876
6.625%, 11/15/30	21,000	31,200

		77,147

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $222,326)		234,416

GOVERNMENT BONDS: 0.9%
AID-Egypt,
4.450%, 09/15/15	35,000	39,189
U.S. Dept of Housing & Urban Development,
1.800%, 08/01/14	25,000	25,786

TOTAL GOVERNMENT BONDS (Cost $63,033)		64,975

U.S. TREASURY NOTES: 9.6%
2.000%, 04/15/12 (TIPS)	29,013	29,158
0.625%, 04/15/13 (TIPS)	7,499	7,630
1.125%, 06/15/13	65,000	65,866
1.875%, 07/15/13 (TIPS)	50,548	52,890
0.125%, 08/31/13	62,000	61,901
2.000%, 07/15/14 (TIPS)	50,453	54,391
1.625%, 01/15/15 (TIPS)	39,134	42,231
0.500%, 04/15/15 (TIPS)	8,359	8,751
1.625%, 01/15/18 (TIPS)	10,809	12,320
1.375%, 07/15/18 (TIPS)	91,356	103,532
1.375%, 01/15/20 (TIPS)	23,037	26,251
2.125%, 08/15/21	63,000	64,624
2.375%, 01/15/25 (TIPS)	36,038	45,864
2.375%, 01/15/27 (TIPS)	11,228	14,515
1.750%, 01/15/28 (TIPS)	27,022	32,529
3.375%, 04/15/32 (TIPS)	19,136	29,527

TOTAL U.S. TREASURY NOTES (Cost $604,847)		651,980

MORTGAGE-BACKED SECURITIES: 16.7%

Ginnie Mae (Mortgage-Backed): 8.1%
4.175%, 01/16/38	75,000	79,843
4.500%, 01/15/40	106,747	116,477
4.500%, 08/20/41	325,531	355,265

		551,585

Freddie Mac (Mortgage-Backed): 4.6%
5.000%, 07/15/37	79,282	86,767
5.000%, 06/01/39	59,424	63,930
4.500%, 07/01/39	54,114	57,408
4.500%, 11/01/39	44,842	47,572
4.500%, 09/01/40	57,885	61,390

		317,067

Fannie Mae (Mortgage-Backed): 1.3%
6.040%, 07/01/13	23,474	23,588
4.000%, 01/01/41	32,559	34,243
3.500%, 02/01/41	33,145	34,129

		91,960

Small Business Administration: 1.0%
0.600%, 07/25/20	14,739	14,754
5.490%, 03/01/28	47,303	53,005

		67,759

Commercial Mortgage-Backed: 1.7%
CS First Boston Mortgage Securities Co.,
5.120%, 08/15/38	13,107	13,201
JP Morgan Chase Commercial Mtg Sec Corp.,
4.865%, 03/15/46	45,000	47,390
JP Morgan Chase Commercial Mtg Sec Corp.,
5.134%, 05/15/47	12,306	12,720
LB-UBS Commercial Mortgage Trust,
4.559%, 09/15/27	35,000	35,209
LB-UBS Commercial Mortgage Trust,
4.647%, 07/15/30	9,350	9,390

		117,910

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,111,171)		1,146,281

TOTAL BONDS (Cost $2,860,807)		3,010,004

57	SEE NOTES TO FINANCIAL STATEMENTS

ESG Managers® Conservative Portfolio

December 31, 2011

Schedule of Investments, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value

REPURCHASE AGREEMENT: 3.4%
State Street Repo, 0.010%, 01/03/12 (collateralized by United States Treasury Note, 1.750%, due 10/31/18, principal amount $230,000; market value $236,900)

TOTAL REPURCHASE AGREEMENT (Cost $232,000)	$232,000	$232,000

TOTAL INVESTMENTS: 98.1% (Cost $6,494,056)		6,715,430

OTHER ASSETS AND LIABILITIES— (Net): 1.9%		126,748

Net Assets: 100.0%		$6,842,178

(a) Non income producing security

(b) Institutional Class shares

(c) Investor Class shares

ADR	American Depository Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS	58

THIS PAGE INTENTIONALLY LEFT BLANK

December 31, 2011

Statements of Assets and Liabilities

Aggressive Growth

ASSETS
Investments, at cost—Note A	$5,288,899

Investments in unaffiliated issuers, at value—Note A	$4,242,871
Investments in affiliated issuers, at value—Note C	1,256,578

Total Investments	5,499,449
Cash	94,538
Prepaid expenses	248
Receivables:
Receivable for shares sold	29,924
Dividends and interest—Note A	10,909
Other	739

Total Assets	5,635,808

LIABILITIES
Payables:
Capital stock reacquired	—
Due to Investment Adviser	16,390
Investment securities purchased	4,877
Accrued expenses:
Investment advisory fees—Note B	3,197
Distribution expense	10,998
Trustee fees	640
Transfer agent fees	6,995
Printing and other shareholder communication fees	2,020
Custodian fees	10,644
Legal and audit fees	17,096
Other accrued expenses	16,335

Total Liabilities	89,192

NET ASSETS	$5,546,616

SEE NOTES TO FINANCIAL STATEMENTS	60

December 31, 2011

Growth	Moderate	Conservative

$9,086,949	$10,159,328	$6,494,056

$7,631,045	$8,894,148	$5,807,565
1,714,872	1,583,564	907,865

9,345,917	10,477,712	6,715,430
256,067	305,935	216,915
314	300	513

15,204	491	20,170
20,686	34,008	26,101
1,401	993	346

9,639,589	10,819,439	6,979,475

73	—	—
21,520	17,894	13,237
48,262	16,425	62,206
4,588	5,469	3,088
17,079	11,813	5,563
670	663	628
7,383	6,596	6,371
4,640	3,466	—
8,937	10,265	9,613
20,462	20,461	20,409
16,225	16,183	16,182

149,839	109,235	137,297

$9,489,750	$10,710,204	$6,842,178

61	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2011

Statements of Assets and Liabilities, continued

Aggressive Growth
NET ASSETS REPRESENTED BY
Paid in Capital	$5,387,909
Undistributed (distributions in excess of) net investment income	16,186
Accumulated net realized gain (loss)	(68,049)
Net unrealized appreciation (depreciation) of:
Investments	210,549
Foreign currency translations	21

NET ASSETS	$5,546,616

Class A
Net Assets	$1,463,365
Capital Shares Outstanding	142,006

Net asset value per share	$10.30

Institutional Class
Net assets	$2,582,267
Capital Shares Outstanding	249,699

Net asset value per share	$10.34

Class C
Net assets	$1,500,984
Capital Shares Outstanding	145,893

Net asset value per share	$10.29

SEE NOTES TO FINANCIAL STATEMENTS	62

December 31, 2011

Growth	Moderate	Conservative

$9,324,435	$10,414,258	$6,619,178
5,219	716	1,377
(98,911)	(23,185)	228
258,968	318,383	221,374
39	32	21

$9,489,750	$10,710,204	$6,842,178

$2,460,357	$4,398,950	$1,595,879
237,084	421,079	151,821

$10.38	$10.45	$10.51

$4,785,329	$5,380,233	$4,585,747
461,342	514,311	435,760

$10.37	$10.46	$10.52

$2,244,064	$931,021	$660,552
217,001	89,604	63,364

$10.34	$10.39	$10.42

63	SEE NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2011

Statements of Operations

Aggressive Growth
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,572; $3,813; $1,617;and $923; respectively)	$92,112
Dividends from affiliates—Note C	26,271
Interest (net of foreign withholding tax of $0; $0; $0; and $0; respectively)	4

Total Income	118,387

Expenses
Investment advisory fees—Note B	47,899
Distribution expenses—Class A (Note B)	2,989
Distribution expenses—Class C (Note B)	3,909
Service plan expenses—Class C (Note B)	11,726
Transfer agent fees	66,439
Printing and other shareholder communication fees	15,562
Custodian fees	63,566
Legal fees and related expenses	17,030
Trustees’ fees and expenses	19,726
Compliance expense	9,704
Audit fees	21,171
Registration fees	62,813
Other expenses	1,767

Total Expenses	344,301

Less:
Advisory fee waiver—Note B	(13,254)
Expenses assumed by Adviser—Note B	(262,345)

Net expenses	68,702

Net investment income	49,685

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:	(58,801)
Investments
Foreign currency transactions	(1,033)
Change in unrealized appreciation (depreciation) on:	(243,868)
Investments
Foreign currency translation	(9)

Net realized and unrealized gain (loss) on investments and foreign currency	(303,711)

Net increase (decrease) in net assets resulting from operations	$(254,026)

SEE NOTES TO FINANCIAL STATEMENTS	64

Year Ended December 31, 2011

Growth	Moderate	Conservative

$137,850	$108,869	$50,357
90,488	50,087	33,238
37,508	109,855	108,491

265,846	268,811	192,086

79,235	70,590	43,429
6,448	6,942	3,168
5,016	1,615	819
15,047	4,845	2,455
67,656	64,326	63,126
21,390	18,422	11,959
54,432	61,530	57,882
19,639	19,136	17,278
20,179	20,170	19,814
9,718	9,714	9,704
25,489	25,489	25,489
62,512	62,730	62,273
2,000	1,960	1,794

388,761	367,469	319,190

(29,529)	(20,349)	(10,789)
(260,627)	(266,724)	(261,215)

98,605	80,396	47,186

167,241	188,415	144,900

(87,124)	34,349	39,520

(2,334)	(1,806)	(1,306)
(323,316)	(114,246)	(32,025)

(14)	(14)	(6)

(412,788)	(81,717)	6,183

$(245,547)	$106,698	$151,083

65	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Aggressive Growth
	Year Ended	Period Ended
INCREASE (DECREASE) IN NET ASSETS	12/31/11	12/31/10*
Operations
Investment income (loss), net	$49,685	$37,344
Net realized gain (loss) on investmentsand foreign currency transactions	(59,834)	7,489
Change in unrealized appreciation (depreciation) on investmentsand foreign currency translations	(243,877)	454,446

Net increase (decrease) in net assets resulting from operations	(254,026)	499,279
Distributions to shareholders from:
Net investment income
Class A	(9,574)	(6,146)
Institutional Class	(22,649)	(27,658)
Class B	(791)	(4,167)
Realized gains
Class A	(3,971)	—
Institutional Class	(7,448)	—
Class B	(4,473)	—

Total distributions to shareholders	(48,906)	(37,971)

From capital share transactions:
Class A
Proceeds from shares sold	1,049,244	700,042
Proceeds from reinvestment of distributions	13,378	6,113
Cost of shares redeemed	(261,695)	(4,994)

Net increase (decrease) from Class A transactions	800,927	701,161

Institutional Class
Proceeds from shares sold	197,143	1,020,698
Proceeds from reinvestment of distributions	30,097	27,658
Cost of shares redeemed	(100,879)	(34,939)

Net increase (decrease) from Institutional Class transactions	126,361	1,013,417

Class C
Proceeds from shares sold	699,829	1,195,035
Proceeds from reinvestment of distributions	5,263	4,167
Cost of shares redeemed	(453,757)	(6,663)

Net increase from Class C transactions	251,335	1,192,539

Net increase from capital share transactions	1,178,623	2,907,117

Net increase in net assets	875,691	3,368,425
Net assets
Beginning of period	4,670,925	1,302,500

End of period (1)	$5,546,616	$4,670,925

(1) Includes undistributed net investment income (loss)	$16,186	$—

*Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS	66

Growth		Moderate		Conservative
Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
12/31/11	12/31/10*	12/31/11	12/31/10*	12/31/11	12/31/10*

$167,241	$123,120	$188,415	$124,782	$144,900	$92,897
(89,458)	(14,952)	32,543	(24,926)	38,214	(857)
(323,330)	582,337	(114,260)	432,675	(32,031)	253,426

(245,547)	690,505	106,698	532,531	151,083	345,466

(44,741)	(20,134)	(64,486)	(26,608)	(31,187)	(13,358)
(95,110)	(78,338)	(110,676)	(91,865)	(101,853)	(77,121)
(23,267)	(14,128)	(10,279)	(3,279)	(9,294)	(200)

(1,228)	—	(14,724)	—	(9,816)	—
(2,075)	—	(18,289)	—	(26,787)	—
(900)	—	(3,144)	—	(3,941)	—

(167,321)	(112,600)	(221,598)	(121,752)	(182,878)	(90,679)

1,641,314	1,976,572	2,800,818	2,211,965	497,493	1,111,238
42,719	19,051	75,759	25,554	39,342	13,060
(1,170,272)	(33,196)	(516,877)	(269,517)	(96,505)	(595)

513,761	1,962,427	2,359,700	1,968,002	440,330	1,123,703

229,461	103,873	164,400	57,000	389,641	169,380
96,949	78,338	127,628	91,865	128,639	77,121
(60,166)	(2,935)	(137,673)	—	(25,331)	(303)

266,244	179,276	154,355	148,865	492,949	246,198

835,009	1,445,239	689,579	432,445	654,859	25,421
23,075	12,662	12,938	3,169	11,928	82
(24,296)	(70,911)	(144,718)	(67,237)	(23,784)	—

833,788	1,386,990	557,799	368,377	643,003	25,503

1,613,793	3,528,693	3,071,854	2,485,244	1,576,282	1,395,404

1,200,925	4,106,598	2,956,954	2,896,023	1,544,487	1,650,191

8,288,825	4,182,227	7,753,250	4,857,227	5,297,691	3,647,500

$9,489,750	$8,288,825	$10,710,204	$7,753,250	$6,842,178	$5,297,691

$5,219	$3,324	$716	$(484)	$1,377	$(6)

67	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets—Shares of Beneficial Interest

	Aggressive Growth

	Year Ended 12/31/11	Period Ended 12/31/10*
Class A
Shares sold	95,598	70,361
Shares issued in reinvestment of distributions	1,251	573
Shares redeemed	(25,353)	(524)

Net increase in shares outstanding	71,496	70,410

Institutional Class
Shares sold	20,170	107,417
Shares issued in reinvestment of distributions	2,810	2,641
Shares redeemed	(9,706)	(3,683)

Net increase in shares outstanding	13,274	106,375

Class C
Shares sold	64,129	121,885
Shares issued in reinvestment of distributions	482	383
Shares redeemed	(40,419)	(667)

Net increase in shares outstanding	24,192	121,601

*Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS	68

Growth		Moderate		Conservative

Year Ended 12/31/11	Period Ended 12/31/10*	Year Ended 12/31/11	Period Ended 12/31/10*	Year Ended 12/31/11	Period Ended 12/31/10*

152,054	192,760	266,207	219,217	46,737	109,033
4,015	1,794	7,201	2,478	3,716	1,257
(110,448)	(3,191)	(48,285)	(25,839)	(8,964)	(58)

45,621	191,363	225,123	195,856	41,489	110,232

22,534	10,334	15,383	5,709	37,106	16,937
9,142	7,617	12,059	8,973	12,119	7,518
(6,007)	(301)	(13,336)	—	(2,441)	(29)

25,669	17,650	14,106	14,682	46,784	24,426

76,347	146,317	65,690	43,202	61,915	2,494
2,186	1,238	1,233	307	1,137	8
(2,229)	(6,958)	(14,347)	(6,581)	(2,290)	—

76,304	140,597	52,576	36,928	60,762	2,502

69	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2011

Financial Highlights

Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		Tax return of capital
Aggressive Growth
Class A
Year Ended December 31, 2011	$10.89	$0.12	$(0.61)	$(0.49)	$0.07	$0.03			$—
Period Ended December 31, 2010	10.00	0.13	0.86	0.99	0.10	—			—
Institutional Class
Year Ended December 31, 2011	$10.91	$0.14	$(0.59)	$(0.45)	$0.09	$0.03			$—
Period Ended December 31, 2010	10.00	0.13	0.90	1.03	0.12	—			—
Class C
Year Ended December 31, 2011	$10.88	$0.03	$(0.58)	$(0.55)	$0.01	$0.03			$—
Period Ended December 31, 2010	10.00	0.04	0.88	0.92	0.04	—			—
Growth
Class A
Year Ended December 31, 2011	$10.80	$0.20	$(0.43)	$(0.23)	$0.19	$0.00	[5]		$—
Period Ended December 31, 2010	10.00	0.25	0.72	0.97	0.17	—			—
Institutional Class
Year Ended December 31, 2011	$10.80	$0.22	$(0.44)	$(0.22)	$0.21	$0.00	[5]	$
Period Ended December 31, 2010	10.00	0.22	0.76	0.98	0.19	—			—
Class C
Year Ended December 31, 2011	$10.78	$0.11	$(0.44)	$(0.33)	$0.11	$0.00	[5]		$—
Period Ended December 31, 2010	10.00	0.14	0.75	0.89	0.11	—			—
Moderate
Class A
Year Ended December 31, 2011	$10.57	$0.22	$(0.10)	$0.12	$0.20	$0.04			$—
Period Ended December 31, 2010	10.00	0.21	0.53	0.74	0.17	—			—
Institutional Class
Year Ended December 31, 2011	$10.58	$0.24	$(0.10)	$0.14	$0.22	$0.04			$—
Period Ended December 31, 2010	10.00	0.21	0.56	0.77	0.19	—			—
Class C
Year Ended December 31, 2011	$10.53	$0.14	$(0.10)	$0.04	$0.14	$0.04			$—
Period Ended December 31, 2010	10.00	0.13	0.53	0.66	0.13	—			—
Conservative
Class A
Year Ended December 31, 2011	$10.55	$0.25	$0.02	$0.27	$0.24	$0.07			$—
Period Ended December 31, 2010	10.00	0.21	0.53	0.74	0.19	—			—
Institutional Class
Year Ended December 31, 2011	$10.56	$0.28	$0.01	$0.29	$0.26	$0.07			$—
Period Ended December 31, 2010	10.00	0.22	0.54	0.76	0.20	—			—
Class C
Year Ended December 31, 2011	$10.50	$0.18	$0.01	$0.19	$0.20	$0.07			$—
Period Ended December 31, 2010	10.00	0.13	0.52	0.65	0.15	—			—

1 Based on average shares outstanding during the period.

2 Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	70

December 31, 2011

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $ 000’s)	Net expenses including reimbursements and waivers	Net investment income (loss)	Net expenses before voluntary waivers	Gross expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.10	$10.30	(4.50%)	$1,463	1.19%	1.09%	1.44%	6.37%	53%
0.10	10.89	9.96%	768	1.23%	1.32%	1.55%	8.40%	40%

$0.12	$10.34	(4.12%)	$2,582	0.94%	1.27%	1.19%	6.12%	53%
0.12	10.91	10.33%	2,579	0.98%	1.32%	1.30%	8.15%	40%

$0.04	$10.29	(5.10%)	$1,501	1.94%	0.27%	2.19%	7.12%	53%
0.04	10.88	9.16%	1,324	1.98%	0.43%	2.30%	9.15%	40%

$0.19	$10.38	(2.16%)	$2,460	1.00%	1.84%	1.34%	4.12%	51%
0.17	10.80	9.79%	2,068	1.08%	2.42%	1.49%	5.17%	30%

$0.21	$10.37	(2.01%)	$4,785	0.78%	2.07%	1.09%	3.89%	51%
0.19	10.80	9.93%	4,705	0.83%	2.18%	1.24%	4.92%	30%

$0.11	$10.34	(3.01%)	$2,244	1.79%	1.08%	2.09%	4.91%	51%
0.11	10.78	8.93%	1,516	1.83%	1.36%	2.24%	5.93%	30%

$0.24	$10.45	1.04%	$4,399	1.01%	2.07%	1.24%	4.24%	46%
0.17	10.57	7.50%	2,071	1.10%	2.05%	1.41%	5.19%	36%

$0.26	$10.46	1.24%	$5,380	0.76%	2.27%	0.99%	4.02%	46%
0.19	10.58	7.74%	5,292	0.85%	2.09%	1.16%	4.93%	36%

$0.18	$10.39	0.28%	$931	1.76%	1.30%	1.99%	5.00%	46%
0.13	10.53	6.68%	390	1.85%	1.34%	2.16%	5.94%	36%

$0.31	$10.51	2.51%	$1,596	0.95%	2.35%	1.14%	5.64%	45%
0.19	10.55	7.46%	1,164	1.10%	2.04%	1.33%	6.67%	27%

$0.33	$10.52	2.74%	$4,586	0.70%	2.61%	0.89%	5.41%	45%
0.20	10.56	7.68%	4,107	0.85%	2.14%	1.08%	6.41%	27%

$0.27	$10.42	1.78%	$661	1.70%	1.68%	1.89%	6.35%	45%
0.15	10.50	6.54%	27	1.85%	1.27%	2.08%	7.41%	27%
3	Ratios representing periods of less than one year have been annualized.
4	Not annualized
5	Rounds to less than $0.01.

Commencement of Operations for each Fund—January 4, 2010

71	SEE NOTES TO FINANCIAL STATEMENTS

Pax World Funds Series Trust I

December 31, 2011

Notes to Financial Statements

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of December 31, 2011, the Trust offered eleven investment funds.

These financial statements relate only to the ESG Managers® Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”), ESG Managers® Growth Portfolio (the “Growth Portfolio”), ESG Managers® Moderate Portfolio (the “Moderate Portfolio”), and ESG Managers® Conservative Portfolio (the “Conservative Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to allocate sleeves to the Sleeve Subadvisers, who manage their sleeves under the general supervision of the Adviser and Morningstar Associates, and, if desired, to one or more other investments, such as mutual funds or ETFs, not managed by a Sleeve Subadviser.

The Funds use multiple managers (“Sleeve Subadvisers”) to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. Each Sleeve Subadviser also invests the assets of its sleeve(s) in accordance with its own sustainability or environmental, social and governance (“ESG”) criteria. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow ESG criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. Allocation of assets among Sleeve Subadvisers is based on such factors as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other economic factors. The Adviser and Morningstar Associates may periodically adjust asset

72

Pax World Funds Series Trust I

December 31, 2011

allocations to favor those Sleeve Subadvisers that the Adviser and Morningstar Associates believe will provide the most favorable outlook for achieving a Fund’s investment objective. As a result, it is not possible to predict the extent to which any Fund’s assets will be invested by (or based upon the recommendations of) a particular Sleeve Subadviser at any time and one or more Sleeve Subadvisers may not be advising any assets for a particular Fund at any given time.

The Aggressive Growth Portfolio’s primary investment objective is to seek a high level of long-term capital appreciation. The portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers® Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

The Growth Portfolio’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 80% of its total assets in equity securities (e.g., stocks), and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. The Growth Portfolio may invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers™ Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.

The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income. Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 60% of its total assets in equity securities (e.g., stocks),

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Notes to Financial Statements, continued

and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio may invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers™ Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

The Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income. Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers™ Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires

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management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make

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Notes to Financial Statements, continued

a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At December 31, 2011, the no fair valued securities were held in any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

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Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 —	quoted prices in active markets for identical investments

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

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Notes to Financial Statements, continued

In addition to those described above, Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

	Level 3	Level 2	Level 3	Totals
ESG Aggressive Growth
Common Stocks - Domestic	$3,355,528	$—	$—	$3,355,528
Common Stocks — Foreign	502,237	124,467	—	626,704
Preferred Stocks	—	2,075	—	2,075
Affiliated Investment Companies	1,256,578	—	—	1,256,578
Unaffiliated Investment Companies	258,564	—	—	258,564

Total	$5,372,907	$126,542	$—	$5,499,449

ESG Growth
Common Stocks — Domestic	$5,008,082	$—	$—	$5,008,082
Common Stocks — Foreign	748,710	158,324	—	907,034
Preferred Stocks	—	2,998	—	2,998
Affiliated Investment Companies	1,714,872	—	—	1,714,872
Unaffiliated Investment Companies	815,201	—	—	815,201
Corporate Bonds	—	255,046	—	255,046
U.S. Govt Agency Bonds	—	82,291	—	82,291
Government Bonds	—	21,511	—	21,511
U.S. Treasury Notes	—	307,917	—	307,917
Mortgage—Backed Securities	—	230,965	—	230,965

Total	$8,286,865	$1,059,052	$—	$9,345,917

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	Level 1	Level 2	Level 3	Totals
ESG Moderate
Common Stocks — Domestic	$3,962,112	$—	$—	$3,962,112
Common Stocks — Foreign	588,597	141,102	—	729,699
Preferred Stocks	—	2,421	—	2,421
Affiliated Investment Companies	1,583,564	—	—	1,583,564
Unaffiliated Investment Companies	1,272,891	—	—	1,272,891
Corporate Bonds	—	884,486	—	884,486
U.S. Govt Agency Bonds	—	225,682	—	225,682
Government Bonds	—	64,975	—	64,975
Municipal Bonds	—	181,950	—	181,950
U.S. Treasury Notes	—	761,610	—	761,610
Mortgage—Backed Securities	—	808,322	—	808,322

Total	$7,407,164	$3,070,548	$—	$10,477,712

ESG Conservative
Common Stocks — Domestic	$1,377,169	$—	$—	$1,377,169
Common Stocks — Foreign	211,322	51,243	—	262,565
Preferred Stocks	—	865	—	865
Affiliated Investment Companies	907,865	—	—	907,865
Unaffiliated Investment Companies	924,962	—	—	924,962
Corporate Bonds	—	912,352	—	912,352
U.S. Govt Agency Bonds	—	234,416	—	234,416
Government Bonds	—	64,975	—	64,975
U.S. Treasury Notes	—	651,980	—	651,980
Mortgage—Backed Securities	—	1,146,281	—	1,146,281
Cash Equivalents	—	232,000	—	232,000

Total	$3,421,318	$3,294,112	$—	$6,715,430

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Mortgage—Backed Securities	Growth	Moderate
Balance as of December 31, 2010	$53,416	$88,185
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(199)	(885)
Net purchases (sales)	(53,217)	(87,300)
Transfers in and/or out of Level 3	—	—

Balance as of December 31, 2011	$—	$—

The change in unrealized gain/loss on Level 3 securities as of December 31, 2011 totaled losses of $199 and $885 in the Growth Portfolio and Moderate Portfolio, respectively, for the year ended.

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Notes to Financial Statements, continued

The Funds recognize transfers between Levels as of the end of the period. As of December 31, 2011, the Funds did not have any significant transfers between valuation levels.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Expenses Expenses of the Funds that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Expenses directly attributable to a class of shares, such as distribution fees, are charged to that class. Each Fund has adopted a distribution plan, applicable to certain classes of its shares.

Federal Income Taxes Each of the Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income

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(which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. (Foreign) Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objective, investment programs and policies.

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Notes to Financial Statements, continued

Pursuant to the Agreement the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Average Net Asset Value of Fund
Aggressive Growth	0.90%
Growth	0.85%
Moderate	0.80%
Conservative	0.75%

The Adviser has entered into an Asset Allocation Agreement with Morningstar Associates, whereby Morningstar Associates, subject to the supervision of the Board of Trustees of the Trust and the Adviser, is responsible for certain portfolio construction services for the Funds.

Pursuant to the Asset Allocation Agreement Morningstar Associates has contracted to have supervisory responsibility for: (i) the implementation of the asset allocation strategy of each Fund, (ii) the amount of assets allocated to each Sleeve Subadviser and/or the Adviser, (iii) the evaluation, selection and recommendation to the Adviser and the Board of Trustees of hiring, termination and replacement of Sleeve Subadvisers to manage the assets of each Fund, and (iv) overseeing and monitoring the ongoing performance of Sleeve Subadvisers of each Fund, including their compliance with the investment objectives, policies and restrictions of the relevant Fund. For its services under the Asset Allocation Agreement, Morningstar Associates receives from the Adviser a fee based on a percentage of each applicable Fund’s average daily net assets from the Adviser’s advisory fee (the “Lead Subadvisory fee”) at an annual rate of 0.15%

Pursuant to Subadvisory Contracts, the Sleeve Subadvisers manage the Funds’ portfolios of securities and make decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Funds, the Adviser, and Morningstar Associates. For their services under their respective Subadvisory Contracts, each Sleeve Subadviser receives from the Adviser a fee based on a percentage of the applicable sleeve’s average daily net assets from the Adviser’s advisory fee (the “Subadvisory fees”).

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Payment of fees to Morningstar and the Sleeve Subadvisers is the responsibility of the Adviser, and is not an additional expense of the Funds.

During the period, the Adviser voluntarily waived advisory fees related to a portion of the initial seed investment and also related to fund expenses for affiliated mutual fund investments. For the period ended December 31, 2011, the Funds incurred the following advisory fees and fee waivers:

Fund	Gross Advisory Fees	Advisory Fees Waived	Net Advisory Fee
Aggressive Growth	$47,899	$13,254	$34,645
Growth	79,235	29,529	49,706
Moderate	70,590	20,349	50,241
Conservative	43,429	10,789	32,640

The Adviser has contractually agreed to reimburse Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets (subject to certain exclusions):

Fund	Class A	Institutional	Class C
Aggressive Growth	1.44%	1.19%	2.19%
Growth	1.34%	1.09%	2.09%
Moderate	1.24%	0.99%	1.99%
Conservative	1.14%	0.89%	1.89%

The Adviser has contractually agreed to reimburse expenses to the extent they exceed the expense caps indicated until at least December 31, 2013.

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Board of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

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Notes to Financial Statements, continued

For the year ended December 31, 2011, the dollar amounts of expense reimbursements for each of the Funds were as follows:

	Total Expense Reimbursement by Adviser
Fund	Class A	Institutional	Class C
Aggressive Growth	$58,916	$126,354	$77,075
Growth	72,141	132,432	56,054
Moderate	83,344	163,916	19,464
Conservative	57,063	189,565	14,587

Each Fund has adopted a plan (a “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows it to pay distribution fees for the sale and distribution of its Class A and Class C shares and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. The Funds’ distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, and may retain all or any portion of the distribution fee as compensation for the distributor’s services as principal underwriter of the indicated shares of such Fund. The annual fees may equal up to 0.25% for Class A or up to 0.75% for Class C of the average daily net assets allocable to such classes of shares of a Fund.

In addition to the 12b-1 Plan, each Fund has adopted a shareholder services plan (a “Services Plan”) with respect to Class C shares. Under each Services Plan, up to 0.25% of the average daily net assets allocable to Class C shares of the Fund may be used to pay service fees to qualified dealers for providing certain shareholder services (e.g., personal services rendered to such shareholders and/or the maintenance of shareholder accounts).

Several individuals who are officers and/or Trustees of the Trust are also employees of the Adviser.

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NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds for the year ended December 31, 2011 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Government Bonds	Investments[1]	U.S. Government Bonds
Aggressive Growth	$4,049,677	$—	$2,816,633	$—
Growth	5,923,736	464,640	4,069,836	637,380
Moderate	5,850,697	1,126,402	2,777,912	1,160,781
Conservative	2,724,855	1,249,997	1,566,750	996,412

1	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at December 31, 2011 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of December 31, 2011 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Aggressive Growth	$5,320,639	$469,965	$291,155	$178,810
Growth	9,138,971	657,424	450,478	206,946
Moderate	10,192,723	618,419	333,430	284,989
Conservative	6,504,743	348,910	138,223	210,687

At December 31, 2011, the Aggressive Growth Portfolio, Growth Portfolio, Moderate Portfolio and Conservative Portfolio had unrealized foreign currency gains of $21, $39, $32 and $21, respectively.

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Notes to Financial Statements, continued

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At December 31, 2011, the Funds held the following investments in affiliated companies:

Fund	Value at 12/31/11	Purchases Cost	Sales Cost	Realized Gain (Loss)	Unrealized Gain (Loss)	Income Distributions
Aggressive Growth
Pax MSCI EAFE ESG Index ETF	$108,023	$140,547	$11,960	$(2,095)	$(18,469)	$2,339
Pax MSCI North America ESG
Index ETF	424,013	454,026	29,072	(3,568)	2,627	3,806
Pax World Balanced Fund	248,937	285,213	51,624	3,708	11,640	1,692
Pax World Global Green Fund	75,540	64,072	109,951	(11,376)	(2,327)	1,814
Pax World High Yield Bond Fund	90,280	91,460	129,311	2,930	(16)	5,926
Pax World International Fund	309,785	109,752	383,883	(31,042)	(29,506)	10,694

Total	$1,256,578	$1,145,070	$715,801	$(41,443)	$(36,051)	$26,271

Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$44,015	$48,272	$—	$—	$(4,257)	$356
Pax MSCI North America ESG
Index ETF	502,005	585,734	84,032	(6,913)	7,216	4,240
Pax World Balanced Fund	49,022	141,194	100,303	6,367	1,764	332
Pax World Global Green Fund	113,047	7,086	70,173	(6,978)	(3,001)	2,715
Pax World High Yield Bond Fund	511,172	169,546	335,037	(22,760)	(28,579)	66,432
Pax World International Fund	495,611	78,439	606,115	(47,605)	61,854	16,413

Total	$1,714,872	$1,030,271	$1,195,660	$(77,889)	$34,997	$90,488

Moderate Portfolio
Pax MSCI EAFE ESG Index ETF	$126,962	$151,909	$14,994	$(2,751)	$(7,201)	$1,182
Pax MSCI North America ESG
Index ETF	687,680	722,209	42,286	(4,036)	11,793	5,604
Pax World Balanced Fund	67,755	114,358	51,096	582	3,910	456
Pax World Global Green Fund	112,199	18,431	60,000	(5,955)	(5,284)	2,695
Pax World High Yield Bond Fund	364,749	126,703	88,250	(1,836)	(22,287)	33,748
Pax World International Fund	224,219	44,549	344,544	(6,665)	(24,882)	6,402

Total	$1,583,564	$1,178,159	$601,170	$(20,661)	$(43,951)	$50,087

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Fund	Value at 12/31/11	Purchases Cost	Sales Cost	Realized Gain (Loss)	Unrealized Gain (Loss)	Income Distributions
Conservative Portfolio
Pax MSCI EAFE ESG Index ETF	$27,902	$28,330	$—	$—	$(428)	$183
Pax MSCI North America ESG Index ETF	177,602	175,160	—	—	2,442	1,382
Pax World Balanced Fund	241,172	251,957	19,522	(573)	9,310	1,634
Pax World Global Green Fund	57,653	2,945	12,439	(671)	(2,266)	1,385
Pax World High Yield Bond Fund	291,332	66,848	—	—	(20,663)	25,270
Pax World International Fund	112,204	3,939	158,909	1,285	(12,074)	3,384

Total	$907,865	$529,179	$190,870	$41	$(23,679)	$33,238

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Purchases Cost column above.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at December 31, 2011, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

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Notes to Financial Statements, continued

The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies, in which the Funds invest, at December 31, 2011, the Funds did not directly hold any securities which were deemed illiquid.

NOTE D—Tax Information

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, paydown transactions, and tax treatment related to investments in REITs, ETFs and PFICs.

For the period ended December 31, 2011, the Funds recorded the following reclassifications:

Fund	Undistributed Net Invested Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
Aggressive Growth	$(485)	$485	$—
Growth	(2,228)	2,228	—
Moderate	(1,774)	1,774	—
Conservative	(1,183)	1,183	—

Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax

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regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2011 and 2010 was as follows:

	Paid in 2011			Paid in 2010
Fund	Ordinary income	Return of Capital	Long-term capital gains	Ordinary income	Return of capital	Long-term capital gains
Aggressive Growth	$47,296	$—	$1,610	$37,971	$—	$—
Growth	163,118	—	4,203	112,600	—	—
Moderate	185,441	—	36,157	121,752	—	—
Conservative	144,910	—	37,968	90,679	—	—

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
Aggressive Growth	$16,186	$—	$(36,308)	$178,830
Growth	5,219	—	(46,889)	206,986
Moderate	716	10,210	—	285,020
Conservative	1,377	10,915	—	210,709

During the period from November 1, 2011 through December 31, 2011, the Aggressive Growth Portfolio and Growth Portfolio incurred capital losses in the amounts of $4,444 and $5,227, respectively. These losses are treated for Federal income tax purposes as if they occurred on January 1, 2012. Accordingly, during 2011 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. Under the Act, the Funds will be permitted to carry forward capital

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Notes to Financial Statements, continued

losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred post-enactment will be required to be utilized prior to the losses incurred in pre-enactment years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered as all short-term as under previous law. In 2011, the Funds utilized prior carryforward losses and carried forward remaining losses as follows:

Fund	Utilized in 2011	No Expiration ST
Aggressive Growth	$—	$31,864
Growth	—	41,662
Moderate	5,447	—
Conservative	—	—

Uncertain Tax Position Management has analyzed the Funds’ tax positions taken for the Funds’ first tax year, 2010, which will be subject to examination by the Funds’ major tax jurisdictions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2011, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Note E—Other

Recent Accounting Pronouncements In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in

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U.S. GAAP and IFRSs”. This ASU amends FASB ASC Topic 820, “Fair Value Measurement”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011.

Management is currently evaluating the application of ASU No. 2011-03 and ASU No. 2011-04 and their impact, if any, on the financial statements of the Funds.

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December 31, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Pax World Funds Series Trust I:

We have audited the accompanying statements of assets and liabilities of ESG Managers® Aggressive Growth Portfolio, ESG Managers® Growth Portfolio, ESG Managers® Moderate Portfolio, and ESG Managers® Conservative Portfolio (collectively, the “Funds”; four of the eleven funds constituting the Pax World Funds Series Trust I), including the schedules of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ESG Managers® Aggressive Growth Portfolio, ESG Managers® Growth Portfolio, ESG Managers® Moderate Portfolio, and ESG Managers® Conservative Portfolio of Pax World Funds Series Trust I at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2012

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December 31, 2011

Proxy Voting (Unaudited)

You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.374.8920, or within the Statement of Additional Information available on ESG Managers’ website at www.esgmanagers.com or on the SEC’s website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Managers (toll-free) at 800.374.8920 or visiting ESG Managers’ website at www.esgmanagers.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund’s Form N-Qs may also be obtained by visiting ESG Managers’ website at www.esgmanagers.com or telephoning ESG Managers (toll-free) at 800.374.8920.

Federal Tax Information (Unaudited)

The percentages of ordinary income distributed by each of the Funds that is Qualified Dividend Income (QDI) and that qualifies for the corporate dividends received deduction (DRD) are as follows:

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Pax World Funds Series Trust I

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Notes to Financial Statements, continued

Fund	QDI Percent	DRD Percent
Aggressive Growth	100.00%	100.00%
Growth	100.00%	55.66%
Moderate	81.43%	35.37%
Conservative	59.06%	19.23%

Management of the Funds (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust. The Trust’s Board of Trustees oversees the Adviser and decides upon matters of general policy. The Board of Trustees meets at least four (4) times per year, and reviews the performance and operations of the Funds. The Adviser, either directly or through others selected by the Adviser, furnishes daily investment advisory services.

Officers/Trustees

The following table reflects the name and age, position(s) held with the Trust, the term of office and length of time served, the principal occupation(s) during the past five (5) years, other directorships held, and the number of portfolios overseen in the Pax World Fund Family of those persons who were the trustees and/or officers of the Funds on December 31, 2011. The trustees and officers set forth in the first table below (Interested Trustees and Officers) are considered interested persons under the 1940 Act by virtue of their position or affiliation with the Adviser. The trustees in the second table (Disinterested Trustees) are not considered interested persons and have no affiliation with the Adviser. The business address of each trustee and officer is 30 Penhallow Street, Suite 400, Portsmouth, NH 03801.

None of the officers or trustees of the Funds are related to one another by blood, marriage or adoption. The aggregate remuneration paid by each Fund during the period covered by the report to (i) all Trustees and all members of any advisory board for regular compensation; (ii) each Trustee and each member of an advisory board for special compensation; (iii) all officers; and (iv) each person of whom any officer or Trustee of the Fund is an affiliated person is as follows: Aggressive Growth Portfolio, $11,745; Growth Portfolio, $11,874; Moderate Portfolio, $ 11,878; and Conservative Portfolio, $11,793.

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December 31, 2011

Notes to Financial Statements, continued

Interested Trustees and Officers

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee

Laurence A. Shadek (62)	Trustee (since 2006)	Chairman of the Board of the Adviser (1996-present); Executive Vice-President of Wellington Shields & Co. LLC or its predecessor (1986-present); Executive Vice President of Pax World Money Market Fund (1998-2008); Chairman of the Board of Directors of the Pax World Balanced Fund (1996-2006), Pax World Growth Fund (1997-2006), and Pax World High Yield Bond Fund (1999- 2006); member of the Board of Trustees of Franklin & Marshall College (1998- present).	13

Joseph Keefe (58)	Trustee, Chief Executive Officer (since 2006)	Chief Executive Officer (2005-present) and President (2006-present) of the Adviser; President of Pax World Money Market Fund (2006-2008); Senior Vice President of the Pax World Balanced, Pax World Growth, and Pax World High Yield Bond Fund (2005-2006); President of New Circle Communications LLC (2000-2005); Co-Chair of The Carbon Coalition (2003-present); member of the Boards of Directors of Americans for Campaign Reform (2003- present), Women Thrive Worldwide (2009-present) and the Social Investment Forum (2000-2006).	13

John Boese (48)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of the Adviser (2006-present); Vice President and Chief Regulatory Officer of the Boston Stock Exchange, Boston, MA (2000–2006).	N/A

Maureen Conley (49)	Secretary (since 2006)	Senior Vice President of Shareholder Services/Operations (2005-present) and Manager of Shareholder Services (2000-2005) for the Adviser.	N/A

Alicia K. DuBois (52)	Treasurer (since 2006)	Chief Financial Officer for the Adviser (2006-present); Assistant Treasurer for both Jefferson Pilot Investment Advisory Corp. and Jefferson Pilot Variable Fund, Inc. (2001-2006); and Assistant Vice President at Lincoln Financial Group (formerly Jefferson-Pilot Corp.) (2005- 2006).	N/A

Scott LaBreche (39)	Assistant Treasurer (since 2010)	Director, Portfolio Analysis & Reporting for the Adviser (2009-present), Fund Administration Manager & Portfolio Analyst for the Adviser
		(2007-2009), Securities Fund Analyst, Lincoln Financial Group (formerly Jefferson Pilot Financial) (2000-2007).	N/A

December 31, 2011

Disinterested Trustees

Name and Age	Position(s) Held With the Trust; Term of Office[1]; and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in the Pax World Fund Family Overseen by Trustee

Adrian P. Anderson (57)[2]	Trustee (since 2007)	Chief Executive Officer of North Point Advisors, LLC (2004- present); Senior Consultant of Gray and Co. (1999-2004).	13

Carl H. Doerge, Jr. (73)[2]	Chairman of the Board of Trustees; Trustee (since 2006)	Private investor (1995-present); member of the Board of Trustees and Police Commissioner of the Village of Upper Brookville, NY (1998-present); member of the Board of Directors (1998-present) and Chairman of the Investment Committee (1999-present) of St. Johnland Nursing Home in Kings Park, NY.	13

Cynthia Hargadon (56)[3]	Trustee (since 2006)	Senior Consultant of North Point Advisors, LLC (2010- present); Managing Director of CRA Rogers Casey (2006-present).	13

Louis F. Laucirica (70)[2]	Trustee (since 2006)	Associate Dean and Director of Undergraduate Studies of Stevens Institute of Technology, Howe School (1999-2010).	13

John L. Liechty (57)[3]	Trustee (since 2010)	Principal, Integrated Financial Planning Solutions (2010- present); President and CEO, MMA Praxis Mutual Funds (1995-2009).	13

Nancy S. Taylor (56)[3]	Trustee (since 2006)	Senior Minister, Old South Church in Boston, MA (2005- present); Trustee, Andover Newton Theological School (2002-present); Chair of the Board of Trustees of Andover Newton Theological School; Board of Managers, Old South Meeting House (2005-present); Director, Ecclesia Ministries, a ministry to Boston’s homeless population (2003-present).	13

[1]	Trustees of the Funds hold office until a successor is chosen and qualifies. Officers of the Funds are appointed by the Board of Trustees and hold office until a successor is chosen and qualifies.
[2]

Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Audit Committee meets on at least a quarterly basis.

[3]

Designates a member of the Nomination, Compensation & Compliance Committee. The Nomination, Compensation & Compliance Committee is responsible for considering and recommending Board candidates, reviewing and recommending Board compensation, and overseeing regulatory and fiduciary compliance matters. The Nomination, Compensation & Compliance Committee meets on at least a quarterly basis.

December 31, 2011

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This annual report is intended for shareholders of the ESG Managers® Portfolios only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 877.374.7678, emailing info@paxworld.com or visiting www.esgmanagers.com.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 877.374.7678 or visit www.esgmanagers.com.

Distributor: ALPS Distributors, Inc. member of FINRA (2/12).

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Item 2. Code of Ethics.

As of December 31, 2011, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Carl H. Doerge, Jr. and Adrian Anderson, who each serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Messrs. Doerge and Anderson are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $270,000 and $304,000 for the fiscal years ended December 31, 2011 and 2010, respectively.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2011 and 2010, respectively.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $110,106 and $139,609 for the fiscal years ended December 31, 2011 and 2010, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 and $0 for the fiscal years ended December 31, 2011 and 2010, respectively.

(e) (1) To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X and no amount was required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2011 and 2010, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)		Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Funds Series Trust I

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date February 29, 2012

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date February 29, 2012